UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2006

1.813046.102

LTB-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Univision Communications, Inc. 3.875% 10/15/08	$ 1,680,000	$ 1,604,738
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gazstream SA 5.625% 7/22/13 (c)	2,573,545	2,557,460
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,180,000	1,180,000
		3,737,460
FINANCIALS - 0.2%
Insurance - 0.2%
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	3,000,000	3,304,149
Real Estate Management & Development - 0.0%
EOP Operating LP:
7.25% 6/15/28	82,000	101,653
7.5% 4/19/29	89,000	113,643
7.875% 7/15/31	99,000	132,639
		347,935
TOTAL FINANCIALS		3,652,084
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	1,575,000	1,452,938
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	500,000	508,750
United Airlines pass thru trust certificates:
7.032% 4/1/12	1,040,410	1,058,617
7.186% 10/1/12	2,581,582	2,629,986
		4,197,353
TOTAL INDUSTRIALS		5,650,291
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
British Telecommunications PLC 8.875% 12/15/30	775,000	1,093,275
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.5%
Electric Utilities - 0.3%
Nevada Power Co. 6.5% 5/15/18	$ 3,950,000	$ 4,099,705
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	1,645,000	1,581,630
Multi-Utilities - 0.1%
TECO Energy, Inc. 7% 5/1/12	1,500,000	1,571,250
TOTAL UTILITIES		7,252,585
TOTAL NONCONVERTIBLE BONDS (Cost $22,605,151)		22,990,433
U.S. Government and Government Agency Obligations - 24.0%

U.S. Government Agency Obligations - 8.7%
Fannie Mae:
3.25% 2/15/09	18,000,000	17,419,590
4.375% 7/17/13	4,850,000	4,733,920
Federal Home Loan Bank 5.375% 8/19/11	10,035,000	10,309,277
Freddie Mac:
5.25% 7/18/11	24,105,000	24,623,113
5.25% 11/5/12	1,405,000	1,396,653
5.75% 1/15/12	24,318,000	25,431,789
6.625% 9/15/09	48,400,000	50,786,120
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		134,700,462
U.S. Treasury Inflation Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	29,993,600	28,595,944
2% 1/15/14 (e)	41,954,296	41,444,716
2% 7/15/14	27,991,340	27,658,535
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		97,699,195
U.S. Treasury Obligations - 9.0%
U.S. Treasury Notes:
4.5% 9/30/11	3,390,000	3,396,621
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 10/31/11 (d)	$ 59,260,000	$ 59,716,418
4.75% 5/15/14 (b)	75,305,000	76,737,527
TOTAL U.S. TREASURY OBLIGATIONS		139,850,566
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $376,857,733)		372,250,223
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 6.5%
3.73% 10/1/33 (i)	190,509	187,820
3.75% 9/1/33 (i)	853,582	842,095
3.75% 1/1/34 (i)	180,963	178,186
3.763% 12/1/34 (i)	194,278	192,327
3.768% 10/1/33 (i)	175,562	173,214
3.786% 6/1/34 (i)	804,868	789,179
3.829% 1/1/35 (i)	488,078	482,825
3.835% 4/1/33 (i)	538,149	534,306
3.849% 1/1/35 (i)	148,145	146,988
3.851% 10/1/33 (i)	4,487,381	4,439,662
3.867% 1/1/35 (i)	288,672	286,364
3.917% 12/1/34 (i)	146,771	145,864
3.952% 5/1/33 (i)	58,101	57,635
3.953% 1/1/35 (i)	189,863	188,356
3.979% 5/1/34 (i)	58,544	59,651
3.995% 2/1/35 (i)	153,683	153,875
4% 8/1/18	3,137,946	2,996,206
4.022% 2/1/35 (i)	135,887	135,725
4.026% 1/1/35 (i)	84,331	85,214
4.034% 10/1/18 (i)	135,185	133,874
4.079% 2/1/35 (i)	88,885	89,032
4.081% 4/1/33 (i)	57,255	57,343
4.081% 2/1/35 (i)	265,326	265,739
4.093% 2/1/35 (i)	92,342	93,535
4.106% 1/1/35 (i)	289,854	288,929
4.111% 2/1/35 (i)	353,568	351,826
4.131% 2/1/35 (i)	251,686	255,873
4.132% 1/1/35 (i)	495,650	495,302
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.162% 11/1/34 (i)	$ 70,076	$ 70,119
4.169% 1/1/35 (i)	376,598	370,284
4.177% 1/1/35 (i)	526,314	524,776
4.215% 1/1/35 (i)	149,478	148,740
4.25% 2/1/35 (i)	188,642	185,706
4.258% 1/1/34 (i)	487,530	483,495
4.27% 8/1/33 (i)	329,148	327,848
4.278% 3/1/35 (i)	167,057	166,130
4.286% 10/1/33 (i)	76,857	76,376
4.289% 10/1/34 (i)	51,564	51,883
4.303% 5/1/35 (i)	218,794	218,090
4.31% 3/1/33 (i)	88,071	86,616
4.31% 3/1/33 (i)	213,786	213,010
4.318% 6/1/33 (i)	103,718	103,349
4.35% 1/1/35 (i)	197,958	195,323
4.362% 2/1/34 (i)	384,673	382,126
4.362% 4/1/35 (i)	105,862	105,453
4.401% 5/1/35 (i)	514,928	514,308
4.402% 2/1/35 (i)	275,078	271,388
4.429% 3/1/35 (i)	253,533	250,233
4.453% 8/1/34 (i)	512,658	509,635
4.472% 5/1/35 (i)	133,714	133,284
4.479% 1/1/35 (i)	230,904	231,409
4.487% 3/1/35 (i)	584,462	577,716
4.5% 8/1/33 to 3/1/35	1,511,138	1,439,741
4.512% 3/1/35 (i)	556,161	550,080
4.513% 1/1/35 (i)	210,300	209,964
4.513% 2/1/35 (i)	2,775,947	2,763,677
4.515% 10/1/35 (i)	88,904	88,602
4.522% 2/1/35 (i)	1,038,949	1,034,225
4.523% 2/1/35 (i)	160,702	160,350
4.533% 7/1/35 (i)	628,577	627,081
4.543% 1/1/35 (i)	358,280	357,886
4.563% 2/1/35 (i)	104,051	103,456
4.575% 7/1/35 (i)	713,528	712,036
4.576% 2/1/35 (i)	501,407	496,900
4.58% 2/1/35 (i)	1,771,424	1,755,231
4.596% 11/1/34 (i)	534,837	531,045
4.603% 7/1/34 (i)	6,456,970	6,466,023
4.624% 3/1/35 (i)	80,936	80,866
4.64% 1/1/33 (i)	116,815	116,949
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.654% 3/1/35 (i)	$ 1,290,994	$ 1,290,250
4.67% 11/1/34 (i)	613,725	610,528
4.695% 9/1/34 (i)	67,897	68,575
4.712% 2/1/33 (i)	34,297	34,678
4.713% 10/1/32 (i)	31,628	31,657
4.725% 10/1/34 (i)	662,831	660,120
4.728% 7/1/34 (i)	497,359	495,993
4.746% 5/1/33 (i)	9,034	9,155
4.749% 7/1/36 (i)	1,171,271	1,164,343
4.763% 10/1/32 (i)	47,872	48,349
4.763% 12/1/34 (i)	167,852	167,152
4.772% 12/1/34 (i)	436,208	434,122
4.775% 1/1/35 (i)	29,366	29,760
4.803% 12/1/32 (i)	223,587	224,754
4.808% 8/1/34 (i)	172,762	173,634
4.81% 6/1/35 (i)	808,194	808,573
4.812% 11/1/34 (i)	521,112	519,500
4.828% 2/1/33 (i)	255,778	256,721
4.873% 10/1/34 (i)	2,012,917	2,009,754
4.895% 10/1/35 (i)	375,960	376,813
4.955% 8/1/34 (i)	1,750,732	1,752,395
4.976% 2/1/35 (i)	62,498	62,409
4.988% 11/1/32 (i)	126,298	127,359
4.989% 12/1/32 (i)	19,483	19,461
5.057% 7/1/34 (i)	85,224	85,432
5.058% 11/1/34 (i)	45,517	45,437
5.077% 5/1/35 (i)	1,067,954	1,071,797
5.079% 9/1/34 (i)	1,539,029	1,542,985
5.095% 9/1/34 (i)	168,886	169,355
5.115% 1/1/36 (i)	1,508,842	1,514,789
5.168% 5/1/35 (i)	1,821,835	1,823,987
5.174% 5/1/35 (i)	687,188	688,122
5.179% 8/1/33 (i)	248,129	249,555
5.181% 3/1/35 (i)	95,306	95,649
5.183% 6/1/35 (i)	751,475	755,228
5.204% 5/1/35 (i)	1,880,866	1,885,290
5.22% 4/1/36 (i)	2,690,645	2,709,496
5.267% 11/1/36 (i)	675,000	679,636
5.288% 7/1/35 (i)	94,720	95,228
5.339% 12/1/34 (i)	270,968	272,412
5.409% 2/1/36 (i)	278,548	280,844
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.492% 2/1/36 (i)	$ 3,181,385	$ 3,207,339
5.5% 9/1/10 to 5/1/25	7,450,169	7,473,155
5.541% 11/1/36 (i)	1,401,533	1,414,878
5.614% 1/1/36 (i)	921,131	930,402
5.838% 3/1/36 (i)	2,140,712	2,171,744
5.902% 1/1/36 (i)	669,252	676,898
6% 5/1/16 to 4/1/17	1,014,042	1,034,413
6.5% 12/1/13 to 3/1/35	12,629,481	12,941,764
6.639% 9/1/36 (i)	2,906,370	2,982,003
7% 2/1/09 to 6/1/33	2,779,561	2,869,149
7.5% 8/1/17 to 9/1/28	796,397	829,169
8.5% 6/1/11 to 9/1/25	130,117	139,573
9.5% 2/1/25	23,086	25,121
10.5% 8/1/20	20,922	24,079
11% 8/1/15	143,623	151,979
12.5% 12/1/13 to 4/1/15	13,594	15,820
TOTAL FANNIE MAE		100,027,137
Freddie Mac - 0.8%
4.053% 12/1/34 (i)	172,497	171,830
4.107% 1/1/35 (i)	718,494	711,554
4.113% 12/1/34 (i)	268,737	266,611
4.159% 1/1/34 (i)	2,147,610	2,120,945
4.275% 3/1/35 (i)	222,396	219,723
4.294% 5/1/35 (i)	384,368	381,136
4.298% 12/1/34 (i)	258,671	254,296
4.31% 2/1/35 (i)	483,649	479,958
4.348% 3/1/35 (i)	404,268	397,432
4.379% 2/1/35 (i)	480,049	472,490
4.433% 2/1/34 (i)	213,170	211,321
4.434% 6/1/35 (i)	338,981	336,899
4.44% 3/1/35 (i)	240,790	236,877
4.457% 3/1/35 (i)	293,811	289,204
4.548% 2/1/35 (i)	420,922	414,882
4.783% 10/1/32 (i)	32,825	32,940
4.809% 3/1/33 (i)	91,163	91,001
4.99% 4/1/35 (i)	1,195,332	1,196,297
5.058% 9/1/32 (i)	629,860	635,432
5.12% 4/1/35 (i)	1,169,277	1,166,792
5.296% 6/1/35 (i)	822,700	824,576
5.565% 1/1/36 (i)	1,538,436	1,546,309
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.614% 4/1/32 (i)	$ 36,425	$ 36,768
8.5% 9/1/24 to 8/1/27	92,967	101,084
10% 5/1/09	2,598	2,659
10.5% 5/1/21	22,348	23,306
11% 12/1/11	1,516	1,614
11.5% 10/1/15	6,560	7,456
11.75% 10/1/10	8,504	9,246
TOTAL FREDDIE MAC		12,640,638
Government National Mortgage Association - 2.6%
4.25% 7/20/34 (i)	638,859	633,205
6.5% 12/1/36 (d)	38,000,000	39,038,266
7% 7/15/28 to 11/15/28	657,663	684,138
7.5% 2/15/28 to 10/15/28	11,147	11,693
8% 3/15/07 to 10/15/24	12,716	13,249
8.5% 4/15/17 to 10/15/21	109,677	119,582
11% 7/20/19 to 8/20/19	7,577	8,826
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		40,508,959
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $153,164,772)		153,176,734
Asset-Backed Securities - 2.9%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (i)	525,000	526,550
Class M2, 6.42% 2/25/34 (i)	600,000	605,650
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (c)(i)	380,801	387,465
American Express Credit Account Master Trust Series 2004-1 Class B, 5.57% 9/15/11 (i)	1,430,000	1,435,477
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class E, 5.82% 6/6/12 (c)	76,122	76,119
Series 2006-1 Class E1, 6.62% 5/6/13 (c)	1,335,000	1,331,235
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 5.68% 12/15/33 (i)	70,111	70,119
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (i)	1,290,000	1,290,704
Series 2002-C1 Class C1, 6.28% 12/15/09 (i)	1,840,000	1,844,874
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities, Inc. Series 2005-HE2:
Class M1, 5.82% 2/25/35 (i)	$ 1,555,000	$ 1,562,925
Class M2, 6.07% 2/25/35 (i)	570,000	574,506
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	245,000	246,832
Class C, 5.77% 5/20/10 (c)	235,000	236,817
Class D, 6.15% 4/20/11 (c)	400,000	403,057
Capital One Master Trust Series 2001-1 Class B, 5.83% 12/15/10 (i)	2,130,000	2,137,766
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.33% 8/25/36 (c)(i)	215,000	184,698
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.52% 5/15/09 (i)	1,020,000	1,019,939
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (i)	1,770,000	1,776,093
Series 2004-3 Class M1, 5.82% 6/25/34 (i)	350,000	351,576
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	715,000	734,286
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (i)	100,000	100,156
Class M4, 6.22% 3/25/34 (i)	75,000	75,265
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	850,000	861,336
Series 2006-C Class D, 6.89% 5/15/13 (c)	585,000	581,484
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (i)	1,100,000	1,102,460
Series 2005-A:
Class M2, 5.78% 1/25/35 (i)	550,000	552,746
Class M3, 5.81% 1/25/35 (i)	300,000	301,879
Class M4, 6% 1/25/35 (i)	225,000	227,114
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	1,030,000	1,023,439
GSAMP Trust Series 2004-FM2:
Class M1, 5.82% 1/25/34 (i)	749,050	749,033
Class M2, 6.42% 1/25/34 (i)	294,166	294,159
Class M3, 6.62% 1/25/34 (i)	103,344	103,342
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2% 8/25/33 (i)	634,210	634,411
Series 2004-3 Class M2, 6.52% 8/25/34 (i)	535,000	540,549
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (i)	365,699	366,488
Class M2, 5.81% 1/20/35 (i)	274,922	275,868
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (i)	$ 2,441,358	$ 2,447,766
Series 2006-7 Class M11, 7.0106% 8/25/36 (i)	1,000,000	806,250
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (i)	350,000	351,677
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (i)	473,468	474,007
Class M2, 5.87% 7/25/34 (i)	100,000	100,146
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (i)	460,000	463,428
Series 2003-NC8 Class M1, 6.02% 9/25/33 (i)	664,956	666,593
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (i)	447,765	448,139
Series 2002-NC1 Class M1, 6.52% 2/25/32 (c)(i)	706,794	726,262
Series 2002-NC3 Class M1, 6.04% 8/25/32 (i)	375,000	375,195
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (i)	350,000	351,832
Class M4, 6.295% 6/25/34 (i)	585,000	588,199
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	1,031,522
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (i)	1,083,889	1,083,974
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.34% 6/15/33 (i)	1,190,000	1,203,881
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(i)	700,000	609,420
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(i)	2,320,000	2,320,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 5.8% 6/15/10 (i)	1,425,000	1,426,783
Class C, 6.52% 6/15/10 (i)	710,000	716,805
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	955,000	966,494
WaMu Master Note Trust Series 2006-C2A Class C2, 5.82% 8/15/15 (c)(i)	2,630,000	2,629,974
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (c)(i)	825,000	700,991
TOTAL ASSET-BACKED SECURITIES (Cost $44,912,827)		45,075,755
Collateralized Mortgage Obligations - 3.6%
	Principal Amount	Value
Private Sponsor - 1.0%
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 4.1028% 12/25/33 (i)	$ 200,780	$ 202,842
Series 2004-B Class 1A1, 3.4572% 3/25/34 (i)	462,544	463,468
Series 2004-C Class 1A1, 3.3269% 4/25/34 (i)	1,069,889	1,072,446
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6A2, 5.6% 6/25/35 (i)	223,794	224,174
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (i)	130,104	130,210
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (i)	273,566	274,009
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.975% 12/20/54 (c)(i)	1,200,000	1,199,976
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5988% 7/25/30 (i)	810,119	811,223
Series 2003-E Class XA1, 1% 10/25/28 (i)(k)	5,941,803	32,838
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (i)	942,255	943,853
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (c)(i)	1,690,184	1,707,086
Class B5, 7.67% 7/10/35 (c)(i)	1,596,285	1,596,784
Class B6, 8.17% 7/10/35 (c)(i)	751,193	773,729
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (c)(i)	787,775	799,592
Class B4, 6.97% 6/10/35 (c)(i)	703,371	716,559
Class B5, 7.57% 6/10/35 (c)(i)	478,292	489,651
Class B6, 8.07% 6/10/35 (c)(i)	286,037	293,188
Series 2004-B:
Class B4, 6.42% 2/10/36 (c)(i)	288,397	292,002
Class B5, 6.87% 2/10/36 (c)(i)	288,397	290,560
Class B6, 7.32% 2/10/36 (c)(i)	96,132	96,373
Series 2004-C:
Class B4, 6.27% 9/10/36 (c)(i)	387,675	393,006
Class B5, 6.67% 9/10/36 (c)(i)	484,594	485,806
Class B6, 7.07% 9/10/36 (c)(i)	96,919	96,919
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.77% 6/25/33 (c)(i)	554,846	557,382
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 5.82% 9/20/34 (i)	639,259	640,268
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (i)	$ 650,000	$ 552,003
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (i)	492,844	492,983
TOTAL PRIVATE SPONSOR		15,628,930
U.S. Government Agency - 2.6%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	3,045,000	3,057,583
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (i)	5,328,755	5,342,609
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,522,409
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,858,522
Series 2006-4 Class PB, 6% 9/25/35	2,955,000	3,021,514
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	971,673	978,407
Series 2004-3 Class BA, 4% 7/25/17	157,680	152,922
Series 2004-45 Class AV, 4.5% 10/25/22	1,355,000	1,338,937
Series 2004-86 Class KC, 4.5% 5/25/19	687,613	673,981
Series 2004-91 Class AH, 4.5% 5/25/29	1,428,151	1,397,933
Freddie Mac planned amortization class:
Series 2104 Class PG, 6% 12/15/28	1,495,263	1,533,859
Series 2356 Class GD, 6% 9/15/16	1,073,601	1,097,759
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,085,794
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	1,460,998	1,493,567
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,483,226
Series 2952 Class EC, 5.5% 11/15/28	2,785,000	2,806,970
Series 3018 Class UD, 5.5% 9/15/30	1,735,000	1,751,177
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,520,714
Series 3102 Class OH, 1/15/36 (l)	1,665,000	1,280,133
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	$ 3,237,813	$ 3,171,023
Series 2809 Class UA, 4% 12/15/14	870,637	854,604
TOTAL U.S. GOVERNMENT AGENCY		40,423,643
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,526,065)		56,052,573
Commercial Mortgage Securities - 2.0%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class D, 5.87% 11/15/15 (c)(i)	299,581	299,621
Class F, 6.22% 11/15/15 (c)(i)	295,000	295,082
Class H, 6.72% 11/15/15 (c)(i)	265,000	265,312
Class J, 7.27% 11/15/15 (c)(i)	275,000	275,464
Class K, 7.92% 11/15/15 (c)(i)	245,000	245,008
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (c)(i)	725,000	725,887
Class F, 6.07% 7/14/20 (c)(i)	435,000	435,532
Class G, 6.2% 7/14/20 (c)(i)	215,000	215,262
Class H, 6.42% 7/14/20 (c)(i)	290,000	290,353
Series 2005-MIB1:
Class C, 5.63% 3/15/22 (c)(i)	335,000	335,110
Class D, 5.68% 3/15/22 (c)(i)	340,000	340,185
Class F, 5.79% 3/15/22 (c)(i)	330,000	330,186
Class G, 5.85% 3/15/22 (c)(i)	215,000	215,121
Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(i)	731,304	731,413
Class B, 6.28% 7/14/11 (c)(i)	364,678	364,450
Class C, 6.43% 7/14/11 (c)(i)	730,330	730,438
Class D, 7.06% 7/14/11 (c)(i)	424,462	425,073
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(i)	1,113,496	1,115,758
Class B, 7.22% 4/25/34 (c)(i)	117,210	118,913
Class M1, 5.88% 4/25/34 (c)(i)	117,210	117,540
Class M2, 6.52% 4/25/34 (c)(i)	58,605	59,145
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2 Class A, 5.75% 8/25/34 (c)(i)	$ 1,136,872	$ 1,141,136
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(i)	1,268,764	1,272,332
Class A2, 5.74% 1/25/35 (c)(i)	186,583	187,166
Class M1, 5.82% 1/25/35 (c)(i)	223,900	224,669
Class M2, 6.32% 1/25/35 (c)(i)	149,266	150,596
Series 2005-4A:
Class A2, 5.71% 1/25/36 (c)(i)	1,777,592	1,783,703
Class B1, 6.72% 1/25/36 (c)(i)	93,557	94,902
Class M1, 5.77% 1/25/36 (c)(i)	561,345	563,801
Class M2, 5.79% 1/25/36 (c)(i)	187,115	187,875
Class M3, 5.82% 1/25/36 (c)(i)	280,672	281,725
Class M4, 5.93% 1/25/36 (c)(i)	93,557	94,055
Class M5, 5.97% 1/25/36 (c)(i)	93,557	94,055
Class M6, 6.02% 1/25/36 (c)(i)	93,557	93,967
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T12 Class X2, 0.6536% 8/13/39 (c)(i)(k)	6,003,816	108,331
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	3,084,726
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (c)(i)	137,143	137,624
Commercial Mortgage pass thru certificates floater Series 2005-FL11:
Class B, 5.57% 11/15/17 (c)(i)	578,737	578,874
Class E, 5.71% 11/15/17 (c)(i)	259,841	259,914
Class F, 5.77% 11/15/17 (c)(i)	236,219	236,387
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	4,020,000	4,122,537
Ginnie Mae guaranteed Multi-family pass thru securities sequential payer Series 2002-35 Class C, 5.8969% 10/16/23 (i)	268,267	273,669
Ginnie Mae guaranteed REMIC pass thru securities sequential payer:
Series 2003-47 Class C, 4.227% 10/16/27	2,882,084	2,826,423
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,901,888
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7165% 12/10/41 (i)(k)	12,815,208	279,889
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.37% 12/16/14 (c)(i)	$ 1,480,000	$ 1,479,744
Class K1, 7.87% 12/16/14 (c)(i)	770,000	769,245
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,276,081)		31,160,086
Fixed-Income Funds - 60.7%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	1,043,953	104,489,219
Fidelity 2-5 Year Duration Securitizied Bond Central Fund (j)	1,353,466	136,348,164
Fidelity Corporate Bond 1-10 Year Central Fund (j)	4,248,746	429,463,190
Fidelity Corporate Bond 1-5 Year Central Fund (j)	300,000	30,213,000
Fidelity Specialized High Income Central Fund (j)	150,068	15,128,355
Fidelity Ultra-Short Central Fund (j)	2,249,749	223,850,016
TOTAL FIXED-INCOME FUNDS (Cost $936,142,483)		939,491,944
Cash Equivalents - 6.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	$ 19,755,920	19,753,000
5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (a)	77,558,481	77,547,000
TOTAL CASH EQUIVALENTS (Cost $97,300,000)		97,300,000
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $1,717,785,112)		1,717,497,748
NET OTHER ASSETS - (10.9)%		(168,479,988)
NET ASSETS - 100%		$ 1,549,017,760
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 409,000	$ 4,636
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	400,000	4,481
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	409,000	3,749
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	409,000	3,949
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	625,000	(2,355)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	1,900,000	(2,877)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	(1,020)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 409,000	$ 1,538
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	600,000	(336)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	1,501
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	409,000	3,039
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	(1,576)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	409,000	(1,189)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 7.14% 8/25/36	Sept. 2036	1,000,000	(31,571)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 51,543	$ 308
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	137,830	(372)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	95,609	(124)
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35	June 2035	2,410,000	(27,860)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	4,338
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)	June 2010	10,000,000	48,786
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (h)

	Dec. 2010	$ 15,000,000	$ 110,013
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2010	6,373,600	60,894
TOTAL CREDIT DEFAULT SWAPS		42,835,582	177,952
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	6,425,000	(100,689)
Receive semi-annually a fixed rate equal to 4.708% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	Jan. 2009	40,000,000	244,996
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	30,000,000	212,448
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	14,440,000	129,433
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	27,300,000	283,650
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers	Nov. 2011	20,000,000	148,112
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	$ 15,000,000	$ 206,208
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	April 2011	15,000,000	280,351
TOTAL INTEREST RATE SWAPS		168,165,000	1,404,509
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	5,400,000	42,024
TOTAL TOTAL RETURN SWAPS		5,400,000	42,024
		$ 216,400,582	$ 1,624,485
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,794,023 or 3.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $271,235.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$19,753,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 717,088
BNP Paribas Securities Corp.	203,175
Banc of America Securities LLC	6,243,011
Bank of America, NA	1,195,147
Barclays Capital, Inc.	5,566,165
Citigroup Global Markets, Inc.	1,434,177
Countrywide Securities Corp.	1,645,398
Societe Generale, New York Branch	478,059
UBS Securities LLC	1,912,236
WestLB AG	358,544
$ 19,753,000
$77,547,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 77,547,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 779,498
Fidelity 2-5 Year Duration Securitized Bond Central Fund	619,671
Fidelity Corporate Bond 1-10 Year Central Fund	1,569,289
Fidelity Corporate Bond 1-5 Year Central Fund	107,185
Fidelity Specialized High Income Central Fund	254,573
Fidelity Ultra-Short Central Fund	3,340,140
Total	$ 6,670,356
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 104,380,757*	$ -	$ 104,489,219	4.9%
Fidelity 2-5 Year Duration Securitizied Bond Central Fund	-	135,346,599*	-	136,348,164	5.4%
Fidelity Corporate Bond 1-10 Year Central Fund	-	424,874,559*	-	429,463,190	6.3%
Fidelity Corporate Bond 1-5 Year Central Fund	-	30,000,000*	-	30,213,000	2.3%
Fidelity Specialized High Income Central Fund	14,777,196	-	-	15,128,355	7.1%
Fidelity Ultra-Short Central Fund	218,844,967	54,998,510	50,005,018	223,850,016	1.9%
Total	$ 233,622,163	$ 749,600,425	$ 50,005,018	$ 939,491,944

* Includes the value of shares received through in-kind contributions.

Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,717,481,284. Net unrealized appreciation aggregated $16,464, of which $8,208,997 related to appreciated investment securities and $8,192,533 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2006

1.813053.102

AMOR-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 48.3%
3.732% 1/1/35 (d)	$ 378	$ 374
3.763% 12/1/34 (d)	299	296
3.768% 10/1/33 (d)	263	260
3.786% 6/1/34 (d)	1,262	1,238
3.793% 12/1/34 (d)	58	57
3.81% 6/1/33 (d)	204	203
3.829% 1/1/35 (d)	741	733
3.849% 1/1/35 (d)	215	214
3.867% 1/1/35 (d)	441	438
3.881% 6/1/33 (d)	996	988
3.888% 10/1/34 (d)	273	272
3.917% 12/1/34 (d)	228	227
3.952% 5/1/33 (d)	93	92
3.953% 1/1/35 (d)	285	283
3.979% 5/1/34 (d)	88	89
3.995% 2/1/35 (d)	222	222
4% 6/1/18 to 5/1/19	18,718	17,875
4.022% 2/1/35 (d)	196	196
4.026% 1/1/35 (d)	118	119
4.034% 10/1/18 (d)	216	214
4.036% 1/1/35 (d)	161	159
4.079% 2/1/35 (d)	148	148
4.081% 4/1/33 (d)	93	93
4.081% 2/1/35 (d)	406	406
4.093% 2/1/35 (d)	154	156
4.103% 1/1/35 (d)	419	417
4.106% 1/1/35 (d)	436	435
4.111% 2/1/35 (d)	514	512
4.131% 2/1/35 (d)	400	406
4.132% 1/1/35 (d)	745	744
4.162% 11/1/34 (d)	100	100
4.169% 1/1/35 (d)	584	574
4.177% 1/1/35 (d)	776	774
4.215% 1/1/35 (d)	239	238
4.25% 2/1/35 (d)	283	279
4.266% 2/1/34 (d)	277	275
4.27% 8/1/33 (d)	518	516
4.278% 3/1/35 (d)	251	249
4.303% 5/1/35 (d)	343	342
4.31% 3/1/33 (d)	138	136
4.35% 1/1/35 (d)	297	293
4.362% 2/1/34 (d)	594	591
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.362% 4/1/35 (d)	$ 151	$ 151
4.401% 5/1/35 (d)	794	793
4.402% 2/1/35 (d)	422	416
4.429% 3/1/35 (d)	390	385
4.453% 8/1/34 (d)	791	786
4.472% 5/1/35 (d)	267	267
4.479% 1/1/35 (d)	352	353
4.5% 4/1/18 to 6/1/35	67,817	65,225
4.513% 1/1/35 (d)	324	323
4.522% 2/1/35 (d)	1,602	1,594
4.523% 2/1/35 (d)	254	254
4.533% 7/1/35 (d)	980	978
4.563% 2/1/35 (d)	162	161
4.728% 7/1/34 (d)	774	772
4.763% 12/1/34 (d)	266	265
4.803% 12/1/32 (d)	335	337
4.898% 4/1/33 (d)	2,637	2,634
5% 9/1/16 to 12/1/34	35,437	35,043
5% 12/1/36 (b)(c)	46,000	44,932
5% 12/1/36 (b)(c)	60,000	58,607
5% 12/1/36 (b)(c)	101,413	99,058
5% 12/1/36 (b)	53,031	51,800
5% 12/1/36 (b)	1,240	1,211
5% 12/1/36 (b)	14,395	14,061
5% 12/1/36 (b)	2,805	2,740
5.077% 5/1/35 (d)	1,641	1,647
5.11% 8/1/35 (b)(d)	7,986	7,985
5.183% 6/1/35 (d)	1,150	1,156
5.223% 7/1/35 (d)	1,240	1,220
5.267% 11/1/36 (d)	825	831
5.5% 1/1/09 to 12/1/35	173,756	174,160
5.5% 12/1/36 (b)(c)	38,356	38,208
5.5% 12/1/36 (b)	20,000	19,923
5.5% 12/1/36 (b)	19,064	18,990
5.5% 12/1/36 (b)	1,275	1,270
5.5% 12/1/36 (b)	1,812	1,805
5.5% 12/1/36 (b)	1,995	1,988
5.902% 1/1/36 (d)	827	836
6% 4/1/08 to 6/1/35	113,427	115,240
6% 12/1/21 (b)	81	83
6% 12/1/36 (b)	6,000	6,063
6% 12/1/36 (b)	7,522	7,601
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 12/1/36 (b)	$ 3,579	$ 3,617
6.325% 10/1/36 (d)	12,219	12,494
6.5% 2/1/20 to 12/1/35	64,607	66,225
7% 3/1/17 to 7/1/33	6,793	7,031
7.5% 8/1/22 to 9/1/32	3,608	3,738
8% 7/1/08 to 12/1/29	13	14
8.5% 1/1/16 to 7/1/31	335	363
9% 6/1/09 to 10/1/30	718	783
9.5% 11/1/09 to 8/1/22	143	157
11% 8/1/10	59	63
12.25% 5/1/13 to 5/1/15	27	30
12.5% 8/1/15 to 3/1/16	33	37
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	31	37
		908,980
Freddie Mac - 33.8%
3.913% 6/1/34 (d)	481	471
4% 4/1/19	5,214	4,972
4.053% 12/1/34 (d)	273	272
4.107% 1/1/35 (d)	341	338
4.113% 12/1/34 (d)	418	415
4.275% 3/1/35 (d)	341	337
4.294% 5/1/35 (d)	609	603
4.298% 12/1/34 (d)	406	400
4.31% 2/1/35 (d)	732	727
4.312% 1/1/35 (d)	803	802
4.433% 2/1/34 (d)	324	322
4.434% 6/1/35 (d)	542	539
4.44% 3/1/35 (d)	381	375
4.457% 3/1/35 (d)	451	443
4.5% 9/1/18 to 8/1/33	9,628	9,290
4.548% 2/1/35 (d)	651	641
4.849% 5/1/35 (b)(d)	10,579	10,491
4.99% 4/1/35 (d)	1,866	1,867
5% 7/1/33 to 9/1/35	123,025	120,295
5% 12/1/36 (b)(c)	1,880	1,837
5% 12/1/36 (b)(c)	1,395	1,363
5% 12/1/36 (b)(c)	2,788	2,725
5% 12/1/36 (b)	885	865
5.5% 6/1/09 to 10/1/35	66,133	66,141
5.5% 12/1/21 (b)	495	497
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 12/1/36 (b)	$ 19,000	$ 18,936
5.5% 12/1/36 (b)	18,000	17,939
5.5% 12/1/36 (b)	56,400	56,209
5.5% 12/1/36 (b)	100,830	100,488
5.5% 12/1/36 (b)(c)	830	827
5.5% 12/12/36 (b)	6,000	5,980
5.5% 12/12/36 (b)	15,545	15,492
5.628% 8/1/33 (d)	168	169
6% 5/1/16 to 10/1/34	14,369	14,625
6% 12/1/21 (b)	1,455	1,480
6% 12/1/36 (b)	977	987
6% 12/1/36 (b)	2,090	2,113
6% 12/12/36 (b)	6,000	6,066
6% 12/12/36 (b)	28,000	28,306
6% 12/12/36 (b)	10,000	10,109
6% 12/12/36 (b)	38,000	38,416
6% 12/12/36 (b)	12,000	12,131
6% 12/12/36 (b)	10,000	10,109
6.5% 9/1/16 to 12/1/33	23,345	23,954
6.5% 12/1/36 (b)	441	450
6.588% 10/1/36 (d)	6,300	6,431
6.619% 10/1/36 (d)	7,100	7,254
6.787% 9/1/36 (d)	11,590	11,923
7% 12/1/36 (b)	1,374	1,411
7.5% 2/1/08 to 7/1/34	14,068	14,578
7.5% 12/1/36 (b)	671	694
8% 10/1/07 to 4/1/21	61	64
8.5% 7/1/09 to 9/1/20	79	83
9% 10/1/08 to 5/1/21	416	448
10% 1/1/09 to 5/1/19	90	97
10.5% 8/1/10 to 2/1/16	10	10
12.5% 5/1/12 to 12/1/14	75	83
13% 12/1/13 to 6/1/15	117	133
		635,023
Government National Mortgage Association - 1.2%
3.75% 1/20/34 (d)	1,431	1,422
6.5% 5/15/28 to 7/15/36	14,021	14,449
7% 2/15/24 to 7/15/32	3,072	3,192
7.5% 12/15/06 to 4/15/32	1,734	1,827
8% 4/15/07 to 12/15/25	701	746
8.5% 8/15/16 to 10/15/28	1,066	1,159
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
9% 11/20/17	$ 2	$ 2
10.5% 12/20/15 to 2/20/18	75	85
13% 10/15/13	7	8
13.5% 7/15/11	5	5
		22,895
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,564,553)		1,566,898
Asset-Backed Securities - 3.1%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.4438% 2/28/41 (d)	1,635	1,635
Bear Stearns Asset Backed Securities, Inc. Series 2005-AQ2 Class M7, 6.97% 9/25/35 (d)	1,965	1,994
Countrywide Home Loans, Inc. Series 2005-14 Class M4, 6.05% 4/25/36 (d)	3,950	3,971
Ford Credit Auto Owner Trust Series 2006-C Class D, 6.89% 5/15/13 (a)	715	711
Fremont Home Loan Trust Series 2006-E Class M1, 5.58% 1/25/37 (b)(d)	5,000	5,000
GSAMP Trust Series 2005-MTR1 Class A1, 5.46% 10/25/35 (d)	2,937	2,937
Holmes Master Issuer PLC Series 2006-1A:
Class 1C, 5.8375% 7/15/40 (a)(d)	940	940
Class 2C, 5.7338% 7/15/40 (a)(d)	490	490
Home Equity Asset Trust Series 2006-8 Class M1, 5.5894% 3/25/37 (b)(d)	1,150	1,150
Long Beach Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (a)	2,567	2,567
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (d)	3,741	3,751
Series 2006-9 Class M10, 7.82% 11/25/36 (d)	2,721	2,436
National Collegiate Student Loan Trust Series 2006-4 Class AI0, 6.35% 2/25/12 (f)	4,205	1,190
New Century Home Equity Loan Trust Series 2005-D Class M2, 5.79% 2/25/36 (d)	2,775	2,789
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(d)	2,100	2,100
Ownit Mortgage Loan Trust Series 2006-7 Class M1, 5.57% 10/25/37 (d)	710	710
Permanent Master Issuer PLC Series 2006-1:
Class 1C, 5.573% 7/17/42 (d)	1,500	1,500
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Permanent Master Issuer PLC Series 2006-1: - continued
Class 2C, 5.7744% 7/17/42 (d)	$ 5,515	$ 5,515
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	988
Class C, 5.77% 5/25/10 (a)	915	918
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	697	683
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	898	868
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.59% 10/25/36 (b)(d)	1,335	1,335
Specialty Underwriting & Residential Finance Trust Series 2006-BC5 Class M1, 5.56% 11/25/37 (d)	4,530	4,530
WaMu Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	2,960	2,951
Washington Mutual Asset-Backed Certificates Series 2006-HE5:
Class B1, 7.82% 10/25/36 (a)(d)	1,005	854
Class M9, 7.85% 10/25/36 (d)	1,515	1,490
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	2,338	2,330
TOTAL ASSET-BACKED SECURITIES (Cost $58,395)		58,333
Collateralized Mortgage Obligations - 12.9%

Private Sponsor - 3.7%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (d)	6,360	6,247
Arkle Master Issuer PLC floater Series 2006-1A:
Class 1C, 5.6166% 2/17/52 (a)(d)	745	745
Class 3C, 5.7566% 2/17/52 (a)(d)	455	455
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	998	992
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	391	392
Credit Suisse First Boston Mortgage Acceptance Corp. sequential payer Series 2003-1 Class 3A8, 6% 1/25/33	1,620	1,618
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.444% 1/28/32 (a)(d)	374	329
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 5.84% 10/18/54 (a)(d)	$ 770	$ 770
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.8472% 11/20/56 (a)(d)	3,825	3,825
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.84% 10/11/41 (a)(d)	2,520	2,520
Granite Master Issuer PLC Series 2006-4 Class C1, 5.75% 12/20/54	1,465	1,465
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	4,264	4,276
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.82% 6/15/22 (a)(d)	18,000	18,000
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,042	1,058
Series 2004-SL2 Class A1, 6.5% 10/25/16	243	247
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (d)	795	675
WaMu Mortgage pass thru certificates sequential payer Series 2002-S6 Class A25, 6% 10/25/32	712	709
WaMu Mortgage Securities Corp. Series 2004-RA3 Class 2A, 6.4327% 8/25/38 (d)	15,951	16,176
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8:
Class 2A6, 5.24% 4/25/36 (d)	4,865	4,856
Class 3A1, 5.2378% 4/25/36 (d)	4,894	4,870
TOTAL PRIVATE SPONSOR		70,225
U.S. Government Agency - 9.2%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,983	2,025
Series 1994-23 Class PX, 6% 8/25/23	3,014	3,064
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,455
Series 1999-15 Class PC, 6% 9/25/18	2,410	2,418
Series 2003-26 Class KI, 5% 12/25/15 (f)	3,576	271
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(f)	2,710	386
Series 2006-48 Class LF, 0% 8/25/34 (d)	892	867
Fannie Mae Grantor Trust planned amortization class Series 2005-84 Class MB, 5.75% 10/25/35	5,240	5,329
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	$ 10,000	$ 10,307
Series 2002-11 Class QB, 5.5% 3/25/15	378	378
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	4,081
Series 2003-73 Class GA, 3.5% 5/25/31	11,273	10,619
Series 2006-54 Class PC, 6% 1/25/36	6,880	7,076
sequential payer:
Series 2002-34 Class Z, 6% 4/25/32	6,861	6,984
Series 2002-9 Class C, 6.5% 6/25/30	1,072	1,070
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	7,207
Series 2005-41 Class LA, 5.5% 5/25/35	3,422	3,444
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,537
Series 2002-50 Class LE, 7% 12/25/29	96	96
Series 2003-42 Class HS, 1.78% 12/25/17 (d)(f)	10,831	598
Series 2003-48 Class HI, 5% 11/25/17 (f)	3,900	489
Series 2003-89 Class DW, 5% 3/25/29	8,760	8,670
Freddie Mac:
floater Series 2344 Class FP, 6.27% 8/15/31 (d)	1,351	1,382
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	2,050	2,103
Series 2512 Class PG, 5.5% 10/15/22	5,100	5,077
Series 70 Class C, 9% 9/15/20	164	164
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	982	1,009
Series 2516 Class AH, 5% 1/15/16	964	959
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,643	1,697
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3% 1/15/32 (d)	2,624	2,687
Class PF, 6.3% 12/15/31 (d)	2,571	2,632
Series 2412 Class GF, 6.27% 2/15/32 (d)	1,111	1,136
Series 2958 Class TF, 0% 4/15/35 (d)	679	644
planned amortization class:
Series 2435 Class VG, 6% 2/15/13	961	982
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,840
Series 2690 Class PE, 5% 11/15/28	5,385	5,337
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2763 Class PD, 4.5% 12/15/17	$ 4,360	$ 4,254
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,146
Series 2802 Class OB, 6% 5/15/34	3,375	3,475
Series 2810 Class PD, 6% 6/15/33	2,540	2,596
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,798
Series 3077 Class TO, 4/15/35 (g)	4,996	3,709
Series 3140 Class XO, 3/15/36 (g)	2,542	1,941
sequential payer:
Series 2135 Class JE, 6% 3/15/29	3,148	3,225
Series 2281 Class ZB, 6% 3/15/30	1,302	1,328
Series 2388 Class ZA, 6% 12/15/31	5,536	5,628
Series 3097 Class IA, 5.5% 3/15/33 (f)	4,984	833
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	1,050	1,081
Series 2750 Class ZT, 5% 2/15/34	2,489	2,285
Series 1658 Class GZ, 7% 1/15/24	3,159	3,320
Series 2587 Class IM, 6.5% 3/15/33 (f)	1,978	420
Series 2902 Class LZ, 5.5% 9/15/31	7,260	7,224
TOTAL U.S. GOVERNMENT AGENCY		173,283
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $241,328)		243,508
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4808% 2/14/43 (d)(f)	36,129	1,241
Banc of America Commercial Mortgage Trust Series 2006-6 Class XP, 0.4402% 10/10/45 (d)(f)	49,455	1,168
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	733
Class HSB, 4.954% 3/11/41 (a)	895	887
Class HSC, 4.954% 3/11/41 (a)	895	880
Class HSD, 4.954% 3/11/41 (a)	895	879
Class HSE, 4.954% 3/11/41 (a)	2,290	2,226
Banc of America Large Loan Trust floater Series 2006-BIX1:
Class JCP, 5.82% 10/15/19 (a)(d)	325	325
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan Trust floater Series 2006-BIX1: - continued
Class KCP, 5.87% 10/15/19 (a)(d)	$ 530	$ 530
Class LCP, 5.97% 10/15/19 (a)(d)	1,955	1,956
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 6.12% 10/25/36 (a)(d)	324	324
Class B2, 6.67% 10/25/36 (a)(d)	211	211
Class B3, 7.92% 10/25/36 (a)(d)	378	378
Class M4, 5.75% 10/25/36 (a)(d)	324	324
Class M5, 5.8% 10/25/36 (a)(d)	413	413
Class M6, 5.88% 10/25/36 (a)(d)	801	801
Series 2006-4A:
Class B1, 6.02% 12/25/36 (a)(d)	129	129
Class B2, 6.57% 12/25/36 (a)(d)	124	124
Class B3, 7.77% 12/25/36 (a)(d)	229	229
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	559
Class C, 4.937% 5/14/16 (a)	1,165	1,165
Class D, 4.986% 5/14/16 (a)	425	425
Class E, 5.064% 5/14/16 (a)	1,315	1,318
Class F, 5.182% 5/14/16 (a)	315	317
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8363% 5/15/35 (a)(d)(f)	31,480	1,657
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,190
Class F, 7.734% 1/15/32	600	643
Citigroup Commercial Mortgage Trust Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	6,660	6,699
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	10,000	10,282
Series 2006-CD3 Class X3, 0.646% 10/15/48 (a)(f)	92,870	2,296
Commercial Mortgage Pass-Through Certificates sequential payer Series 2006-C7 Class A3, 5.707% 6/10/46	2,688	2,788
Commercial Mortgage pass-thru certificates Series 2006-FL12:
Class CN1, 5.82% 12/15/20 (a)(d)	1,210	1,210
Class CN2, 5.87% 12/15/20 (a)(d)	650	650
Class CN3, 5.97% 12/15/20 (a)(d)	630	630
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 1999-C1 Class A2, 7.29% 9/15/41	$ 5,903	$ 6,158
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,310
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,597
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(d)	1,970	1,970
Class SHDC, 6.32% 7/15/19 (a)(d)	940	940
Series 2006-TFL2 Class SHDD, 6.67% 7/15/19 (a)(d)	530	530
CS First Boston Mortgage Securities Corp. Series 2005-C1 Class A3, 5.557% 2/15/39 (d)	13,980	14,363
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,425
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,612
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9706% 4/13/31 (d)	390	399
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	827
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-CB14 Class A3B, 5.4865% 12/12/44 (d)	2,640	2,707
LB-UBS Commercial Mortgage Trust sequential payer Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,010
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,265
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2443% 11/12/37 (d)	3,380	3,425
Series 2006-C1 Class A3, 5.6603% 5/12/39 (d)	3,675	3,795
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A3, 5.8769% 6/12/46 (d)	3,321	3,478
Morgan Stanley Capital I, Inc. Series 2006-IQ11 Class A3, 5.739% 10/15/42 (d)	3,170	3,288
Newcastle CDO VIII floater Series 2006-8A Class 4, 5.9324% 11/1/52 (a)(d)	5,000	5,000
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,362
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2004-C15 Class B, 4.892% 10/15/41	6,795	6,643
Series 2004-C11 Class B, 5.306% 1/15/41	6,340	6,350
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $133,582)		135,041
Fixed-Income Funds - 29.7%
	Shares	Value (000s)
Fidelity Ultra-Short Central Fund (e) (Cost $556,430)	5,604,501	$ 557,648
Cash Equivalents - 2.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (Cost $54,288)	$ 54,296	54,288
TOTAL INVESTMENT PORTFOLIO - 139.1% (Cost $2,608,576)		2,615,716
NET OTHER ASSETS - (39.1)%		(735,399)
NET ASSETS - 100%		$ 1,880,317
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 8.52% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	$ 1,400	0
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400	(4)
Receive monthly notional amount multiplied by 2.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 7.14% 8/25/36	Dec. 2034	1,200	0
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JPMorgan Mortgage Acquisition Trust, par value of the notional amount of JPMorgan Mortgage Acquisition Trust 7.1244% 8/25/36

	Sept. 2036	$ 1,400	$ 2
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	2,400	(52)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,400	15
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B M9, 7.23% 8/25/36	Sept. 2036	1,400	(7)
TOTAL CREDIT DEFAULT SWAPS		11,600	(46)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.931% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2016	10,000	0
Receive semi-annually a fixed rate equal to 5% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2009	23,000	71
Receive semi-annually a fixed rate equal to 5.2115% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2008	10,000	40
TOTAL INTEREST RATE SWAPS		43,000	111
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	$ 20,000	$ 0
		$ 74,600	$ 65
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,142,000 or 5.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$54,288,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,971
BNP Paribas Securities Corp.	558
Banc of America Securities LLC	17,158
Bank of America, NA	3,285
Barclays Capital, Inc.	15,298
Citigroup Global Markets, Inc.	3,942
Countrywide Securities Corp.	4,522
Societe Generale, New York Branch	1,314
UBS Securities LLC	5,255
WestLB AG	985
$ 54,288
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 6,995

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 422,645	$ 135,003	$ -	$ 557,648	4.8%
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,612,022,000. Net unrealized appreciation aggregated $3,694,000, of which $16,400,000 related to appreciated investment securities and $12,706,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor
Mortgage Securities Fund)

November 30, 2006

1.813258.102

MOR-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 48.3%
3.732% 1/1/35 (d)	$ 378	$ 374
3.763% 12/1/34 (d)	299	296
3.768% 10/1/33 (d)	263	260
3.786% 6/1/34 (d)	1,262	1,238
3.793% 12/1/34 (d)	58	57
3.81% 6/1/33 (d)	204	203
3.829% 1/1/35 (d)	741	733
3.849% 1/1/35 (d)	215	214
3.867% 1/1/35 (d)	441	438
3.881% 6/1/33 (d)	996	988
3.888% 10/1/34 (d)	273	272
3.917% 12/1/34 (d)	228	227
3.952% 5/1/33 (d)	93	92
3.953% 1/1/35 (d)	285	283
3.979% 5/1/34 (d)	88	89
3.995% 2/1/35 (d)	222	222
4% 6/1/18 to 5/1/19	18,718	17,875
4.022% 2/1/35 (d)	196	196
4.026% 1/1/35 (d)	118	119
4.034% 10/1/18 (d)	216	214
4.036% 1/1/35 (d)	161	159
4.079% 2/1/35 (d)	148	148
4.081% 4/1/33 (d)	93	93
4.081% 2/1/35 (d)	406	406
4.093% 2/1/35 (d)	154	156
4.103% 1/1/35 (d)	419	417
4.106% 1/1/35 (d)	436	435
4.111% 2/1/35 (d)	514	512
4.131% 2/1/35 (d)	400	406
4.132% 1/1/35 (d)	745	744
4.162% 11/1/34 (d)	100	100
4.169% 1/1/35 (d)	584	574
4.177% 1/1/35 (d)	776	774
4.215% 1/1/35 (d)	239	238
4.25% 2/1/35 (d)	283	279
4.266% 2/1/34 (d)	277	275
4.27% 8/1/33 (d)	518	516
4.278% 3/1/35 (d)	251	249
4.303% 5/1/35 (d)	343	342
4.31% 3/1/33 (d)	138	136
4.35% 1/1/35 (d)	297	293
4.362% 2/1/34 (d)	594	591
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.362% 4/1/35 (d)	$ 151	$ 151
4.401% 5/1/35 (d)	794	793
4.402% 2/1/35 (d)	422	416
4.429% 3/1/35 (d)	390	385
4.453% 8/1/34 (d)	791	786
4.472% 5/1/35 (d)	267	267
4.479% 1/1/35 (d)	352	353
4.5% 4/1/18 to 6/1/35	67,817	65,225
4.513% 1/1/35 (d)	324	323
4.522% 2/1/35 (d)	1,602	1,594
4.523% 2/1/35 (d)	254	254
4.533% 7/1/35 (d)	980	978
4.563% 2/1/35 (d)	162	161
4.728% 7/1/34 (d)	774	772
4.763% 12/1/34 (d)	266	265
4.803% 12/1/32 (d)	335	337
4.898% 4/1/33 (d)	2,637	2,634
5% 9/1/16 to 12/1/34	35,437	35,043
5% 12/1/36 (b)(c)	46,000	44,932
5% 12/1/36 (b)(c)	60,000	58,607
5% 12/1/36 (b)(c)	101,413	99,058
5% 12/1/36 (b)	53,031	51,800
5% 12/1/36 (b)	1,240	1,211
5% 12/1/36 (b)	14,395	14,061
5% 12/1/36 (b)	2,805	2,740
5.077% 5/1/35 (d)	1,641	1,647
5.11% 8/1/35 (b)(d)	7,986	7,985
5.183% 6/1/35 (d)	1,150	1,156
5.223% 7/1/35 (d)	1,240	1,220
5.267% 11/1/36 (d)	825	831
5.5% 1/1/09 to 12/1/35	173,756	174,160
5.5% 12/1/36 (b)(c)	38,356	38,208
5.5% 12/1/36 (b)	20,000	19,923
5.5% 12/1/36 (b)	19,064	18,990
5.5% 12/1/36 (b)	1,275	1,270
5.5% 12/1/36 (b)	1,812	1,805
5.5% 12/1/36 (b)	1,995	1,988
5.902% 1/1/36 (d)	827	836
6% 4/1/08 to 6/1/35	113,427	115,240
6% 12/1/21 (b)	81	83
6% 12/1/36 (b)	6,000	6,063
6% 12/1/36 (b)	7,522	7,601
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 12/1/36 (b)	$ 3,579	$ 3,617
6.325% 10/1/36 (d)	12,219	12,494
6.5% 2/1/20 to 12/1/35	64,607	66,225
7% 3/1/17 to 7/1/33	6,793	7,031
7.5% 8/1/22 to 9/1/32	3,608	3,738
8% 7/1/08 to 12/1/29	13	14
8.5% 1/1/16 to 7/1/31	335	363
9% 6/1/09 to 10/1/30	718	783
9.5% 11/1/09 to 8/1/22	143	157
11% 8/1/10	59	63
12.25% 5/1/13 to 5/1/15	27	30
12.5% 8/1/15 to 3/1/16	33	37
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	31	37
		908,980
Freddie Mac - 33.8%
3.913% 6/1/34 (d)	481	471
4% 4/1/19	5,214	4,972
4.053% 12/1/34 (d)	273	272
4.107% 1/1/35 (d)	341	338
4.113% 12/1/34 (d)	418	415
4.275% 3/1/35 (d)	341	337
4.294% 5/1/35 (d)	609	603
4.298% 12/1/34 (d)	406	400
4.31% 2/1/35 (d)	732	727
4.312% 1/1/35 (d)	803	802
4.433% 2/1/34 (d)	324	322
4.434% 6/1/35 (d)	542	539
4.44% 3/1/35 (d)	381	375
4.457% 3/1/35 (d)	451	443
4.5% 9/1/18 to 8/1/33	9,628	9,290
4.548% 2/1/35 (d)	651	641
4.849% 5/1/35 (b)(d)	10,579	10,491
4.99% 4/1/35 (d)	1,866	1,867
5% 7/1/33 to 9/1/35	123,025	120,295
5% 12/1/36 (b)(c)	1,880	1,837
5% 12/1/36 (b)(c)	1,395	1,363
5% 12/1/36 (b)(c)	2,788	2,725
5% 12/1/36 (b)	885	865
5.5% 6/1/09 to 10/1/35	66,133	66,141
5.5% 12/1/21 (b)	495	497
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 12/1/36 (b)	$ 19,000	$ 18,936
5.5% 12/1/36 (b)	18,000	17,939
5.5% 12/1/36 (b)	56,400	56,209
5.5% 12/1/36 (b)	100,830	100,488
5.5% 12/1/36 (b)(c)	830	827
5.5% 12/12/36 (b)	6,000	5,980
5.5% 12/12/36 (b)	15,545	15,492
5.628% 8/1/33 (d)	168	169
6% 5/1/16 to 10/1/34	14,369	14,625
6% 12/1/21 (b)	1,455	1,480
6% 12/1/36 (b)	977	987
6% 12/1/36 (b)	2,090	2,113
6% 12/12/36 (b)	6,000	6,066
6% 12/12/36 (b)	28,000	28,306
6% 12/12/36 (b)	10,000	10,109
6% 12/12/36 (b)	38,000	38,416
6% 12/12/36 (b)	12,000	12,131
6% 12/12/36 (b)	10,000	10,109
6.5% 9/1/16 to 12/1/33	23,345	23,954
6.5% 12/1/36 (b)	441	450
6.588% 10/1/36 (d)	6,300	6,431
6.619% 10/1/36 (d)	7,100	7,254
6.787% 9/1/36 (d)	11,590	11,923
7% 12/1/36 (b)	1,374	1,411
7.5% 2/1/08 to 7/1/34	14,068	14,578
7.5% 12/1/36 (b)	671	694
8% 10/1/07 to 4/1/21	61	64
8.5% 7/1/09 to 9/1/20	79	83
9% 10/1/08 to 5/1/21	416	448
10% 1/1/09 to 5/1/19	90	97
10.5% 8/1/10 to 2/1/16	10	10
12.5% 5/1/12 to 12/1/14	75	83
13% 12/1/13 to 6/1/15	117	133
		635,023
Government National Mortgage Association - 1.2%
3.75% 1/20/34 (d)	1,431	1,422
6.5% 5/15/28 to 7/15/36	14,021	14,449
7% 2/15/24 to 7/15/32	3,072	3,192
7.5% 12/15/06 to 4/15/32	1,734	1,827
8% 4/15/07 to 12/15/25	701	746
8.5% 8/15/16 to 10/15/28	1,066	1,159
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
9% 11/20/17	$ 2	$ 2
10.5% 12/20/15 to 2/20/18	75	85
13% 10/15/13	7	8
13.5% 7/15/11	5	5
		22,895
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,564,553)		1,566,898
Asset-Backed Securities - 3.1%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.4438% 2/28/41 (d)	1,635	1,635
Bear Stearns Asset Backed Securities, Inc. Series 2005-AQ2 Class M7, 6.97% 9/25/35 (d)	1,965	1,994
Countrywide Home Loans, Inc. Series 2005-14 Class M4, 6.05% 4/25/36 (d)	3,950	3,971
Ford Credit Auto Owner Trust Series 2006-C Class D, 6.89% 5/15/13 (a)	715	711
Fremont Home Loan Trust Series 2006-E Class M1, 5.58% 1/25/37 (b)(d)	5,000	5,000
GSAMP Trust Series 2005-MTR1 Class A1, 5.46% 10/25/35 (d)	2,937	2,937
Holmes Master Issuer PLC Series 2006-1A:
Class 1C, 5.8375% 7/15/40 (a)(d)	940	940
Class 2C, 5.7338% 7/15/40 (a)(d)	490	490
Home Equity Asset Trust Series 2006-8 Class M1, 5.5894% 3/25/37 (b)(d)	1,150	1,150
Long Beach Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (a)	2,567	2,567
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (d)	3,741	3,751
Series 2006-9 Class M10, 7.82% 11/25/36 (d)	2,721	2,436
National Collegiate Student Loan Trust Series 2006-4 Class AI0, 6.35% 2/25/12 (f)	4,205	1,190
New Century Home Equity Loan Trust Series 2005-D Class M2, 5.79% 2/25/36 (d)	2,775	2,789
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(d)	2,100	2,100
Ownit Mortgage Loan Trust Series 2006-7 Class M1, 5.57% 10/25/37 (d)	710	710
Permanent Master Issuer PLC Series 2006-1:
Class 1C, 5.573% 7/17/42 (d)	1,500	1,500
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Permanent Master Issuer PLC Series 2006-1: - continued
Class 2C, 5.7744% 7/17/42 (d)	$ 5,515	$ 5,515
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	988
Class C, 5.77% 5/25/10 (a)	915	918
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	697	683
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	898	868
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.59% 10/25/36 (b)(d)	1,335	1,335
Specialty Underwriting & Residential Finance Trust Series 2006-BC5 Class M1, 5.56% 11/25/37 (d)	4,530	4,530
WaMu Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	2,960	2,951
Washington Mutual Asset-Backed Certificates Series 2006-HE5:
Class B1, 7.82% 10/25/36 (a)(d)	1,005	854
Class M9, 7.85% 10/25/36 (d)	1,515	1,490
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	2,338	2,330
TOTAL ASSET-BACKED SECURITIES (Cost $58,395)		58,333
Collateralized Mortgage Obligations - 12.9%

Private Sponsor - 3.7%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (d)	6,360	6,247
Arkle Master Issuer PLC floater Series 2006-1A:
Class 1C, 5.6166% 2/17/52 (a)(d)	745	745
Class 3C, 5.7566% 2/17/52 (a)(d)	455	455
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	998	992
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	391	392
Credit Suisse First Boston Mortgage Acceptance Corp. sequential payer Series 2003-1 Class 3A8, 6% 1/25/33	1,620	1,618
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.444% 1/28/32 (a)(d)	374	329
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 5.84% 10/18/54 (a)(d)	$ 770	$ 770
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.8472% 11/20/56 (a)(d)	3,825	3,825
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.84% 10/11/41 (a)(d)	2,520	2,520
Granite Master Issuer PLC Series 2006-4 Class C1, 5.75% 12/20/54	1,465	1,465
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	4,264	4,276
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.82% 6/15/22 (a)(d)	18,000	18,000
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,042	1,058
Series 2004-SL2 Class A1, 6.5% 10/25/16	243	247
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (d)	795	675
WaMu Mortgage pass thru certificates sequential payer Series 2002-S6 Class A25, 6% 10/25/32	712	709
WaMu Mortgage Securities Corp. Series 2004-RA3 Class 2A, 6.4327% 8/25/38 (d)	15,951	16,176
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8:
Class 2A6, 5.24% 4/25/36 (d)	4,865	4,856
Class 3A1, 5.2378% 4/25/36 (d)	4,894	4,870
TOTAL PRIVATE SPONSOR		70,225
U.S. Government Agency - 9.2%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,983	2,025
Series 1994-23 Class PX, 6% 8/25/23	3,014	3,064
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,455
Series 1999-15 Class PC, 6% 9/25/18	2,410	2,418
Series 2003-26 Class KI, 5% 12/25/15 (f)	3,576	271
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(f)	2,710	386
Series 2006-48 Class LF, 0% 8/25/34 (d)	892	867
Fannie Mae Grantor Trust planned amortization class Series 2005-84 Class MB, 5.75% 10/25/35	5,240	5,329
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	$ 10,000	$ 10,307
Series 2002-11 Class QB, 5.5% 3/25/15	378	378
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	4,081
Series 2003-73 Class GA, 3.5% 5/25/31	11,273	10,619
Series 2006-54 Class PC, 6% 1/25/36	6,880	7,076
sequential payer:
Series 2002-34 Class Z, 6% 4/25/32	6,861	6,984
Series 2002-9 Class C, 6.5% 6/25/30	1,072	1,070
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	7,207
Series 2005-41 Class LA, 5.5% 5/25/35	3,422	3,444
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,537
Series 2002-50 Class LE, 7% 12/25/29	96	96
Series 2003-42 Class HS, 1.78% 12/25/17 (d)(f)	10,831	598
Series 2003-48 Class HI, 5% 11/25/17 (f)	3,900	489
Series 2003-89 Class DW, 5% 3/25/29	8,760	8,670
Freddie Mac:
floater Series 2344 Class FP, 6.27% 8/15/31 (d)	1,351	1,382
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	2,050	2,103
Series 2512 Class PG, 5.5% 10/15/22	5,100	5,077
Series 70 Class C, 9% 9/15/20	164	164
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	982	1,009
Series 2516 Class AH, 5% 1/15/16	964	959
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,643	1,697
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3% 1/15/32 (d)	2,624	2,687
Class PF, 6.3% 12/15/31 (d)	2,571	2,632
Series 2412 Class GF, 6.27% 2/15/32 (d)	1,111	1,136
Series 2958 Class TF, 0% 4/15/35 (d)	679	644
planned amortization class:
Series 2435 Class VG, 6% 2/15/13	961	982
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,840
Series 2690 Class PE, 5% 11/15/28	5,385	5,337
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2763 Class PD, 4.5% 12/15/17	$ 4,360	$ 4,254
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,146
Series 2802 Class OB, 6% 5/15/34	3,375	3,475
Series 2810 Class PD, 6% 6/15/33	2,540	2,596
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,798
Series 3077 Class TO, 4/15/35 (g)	4,996	3,709
Series 3140 Class XO, 3/15/36 (g)	2,542	1,941
sequential payer:
Series 2135 Class JE, 6% 3/15/29	3,148	3,225
Series 2281 Class ZB, 6% 3/15/30	1,302	1,328
Series 2388 Class ZA, 6% 12/15/31	5,536	5,628
Series 3097 Class IA, 5.5% 3/15/33 (f)	4,984	833
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	1,050	1,081
Series 2750 Class ZT, 5% 2/15/34	2,489	2,285
Series 1658 Class GZ, 7% 1/15/24	3,159	3,320
Series 2587 Class IM, 6.5% 3/15/33 (f)	1,978	420
Series 2902 Class LZ, 5.5% 9/15/31	7,260	7,224
TOTAL U.S. GOVERNMENT AGENCY		173,283
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $241,328)		243,508
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4808% 2/14/43 (d)(f)	36,129	1,241
Banc of America Commercial Mortgage Trust Series 2006-6 Class XP, 0.4402% 10/10/45 (d)(f)	49,455	1,168
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	733
Class HSB, 4.954% 3/11/41 (a)	895	887
Class HSC, 4.954% 3/11/41 (a)	895	880
Class HSD, 4.954% 3/11/41 (a)	895	879
Class HSE, 4.954% 3/11/41 (a)	2,290	2,226
Banc of America Large Loan Trust floater Series 2006-BIX1:
Class JCP, 5.82% 10/15/19 (a)(d)	325	325
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan Trust floater Series 2006-BIX1: - continued
Class KCP, 5.87% 10/15/19 (a)(d)	$ 530	$ 530
Class LCP, 5.97% 10/15/19 (a)(d)	1,955	1,956
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 6.12% 10/25/36 (a)(d)	324	324
Class B2, 6.67% 10/25/36 (a)(d)	211	211
Class B3, 7.92% 10/25/36 (a)(d)	378	378
Class M4, 5.75% 10/25/36 (a)(d)	324	324
Class M5, 5.8% 10/25/36 (a)(d)	413	413
Class M6, 5.88% 10/25/36 (a)(d)	801	801
Series 2006-4A:
Class B1, 6.02% 12/25/36 (a)(d)	129	129
Class B2, 6.57% 12/25/36 (a)(d)	124	124
Class B3, 7.77% 12/25/36 (a)(d)	229	229
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	559
Class C, 4.937% 5/14/16 (a)	1,165	1,165
Class D, 4.986% 5/14/16 (a)	425	425
Class E, 5.064% 5/14/16 (a)	1,315	1,318
Class F, 5.182% 5/14/16 (a)	315	317
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8363% 5/15/35 (a)(d)(f)	31,480	1,657
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,190
Class F, 7.734% 1/15/32	600	643
Citigroup Commercial Mortgage Trust Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	6,660	6,699
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	10,000	10,282
Series 2006-CD3 Class X3, 0.646% 10/15/48 (a)(f)	92,870	2,296
Commercial Mortgage Pass-Through Certificates sequential payer Series 2006-C7 Class A3, 5.707% 6/10/46	2,688	2,788
Commercial Mortgage pass-thru certificates Series 2006-FL12:
Class CN1, 5.82% 12/15/20 (a)(d)	1,210	1,210
Class CN2, 5.87% 12/15/20 (a)(d)	650	650
Class CN3, 5.97% 12/15/20 (a)(d)	630	630
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 1999-C1 Class A2, 7.29% 9/15/41	$ 5,903	$ 6,158
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,310
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,597
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(d)	1,970	1,970
Class SHDC, 6.32% 7/15/19 (a)(d)	940	940
Series 2006-TFL2 Class SHDD, 6.67% 7/15/19 (a)(d)	530	530
CS First Boston Mortgage Securities Corp. Series 2005-C1 Class A3, 5.557% 2/15/39 (d)	13,980	14,363
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,425
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,612
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9706% 4/13/31 (d)	390	399
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	827
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-CB14 Class A3B, 5.4865% 12/12/44 (d)	2,640	2,707
LB-UBS Commercial Mortgage Trust sequential payer Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,010
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,265
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2443% 11/12/37 (d)	3,380	3,425
Series 2006-C1 Class A3, 5.6603% 5/12/39 (d)	3,675	3,795
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A3, 5.8769% 6/12/46 (d)	3,321	3,478
Morgan Stanley Capital I, Inc. Series 2006-IQ11 Class A3, 5.739% 10/15/42 (d)	3,170	3,288
Newcastle CDO VIII floater Series 2006-8A Class 4, 5.9324% 11/1/52 (a)(d)	5,000	5,000
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,362
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2004-C15 Class B, 4.892% 10/15/41	6,795	6,643
Series 2004-C11 Class B, 5.306% 1/15/41	6,340	6,350
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $133,582)		135,041
Fixed-Income Funds - 29.7%
	Shares	Value (000s)
Fidelity Ultra-Short Central Fund (e) (Cost $556,430)	5,604,501	$ 557,648
Cash Equivalents - 2.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (Cost $54,288)	$ 54,296	54,288
TOTAL INVESTMENT PORTFOLIO - 139.1% (Cost $2,608,576)		2,615,716
NET OTHER ASSETS - (39.1)%		(735,399)
NET ASSETS - 100%		$ 1,880,317
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 8.52% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	$ 1,400	0
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400	(4)
Receive monthly notional amount multiplied by 2.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 7.14% 8/25/36	Dec. 2034	1,200	0
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JPMorgan Mortgage Acquisition Trust, par value of the notional amount of JPMorgan Mortgage Acquisition Trust 7.1244% 8/25/36

	Sept. 2036	$ 1,400	$ 2
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	2,400	(52)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,400	15
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B M9, 7.23% 8/25/36	Sept. 2036	1,400	(7)
TOTAL CREDIT DEFAULT SWAPS		11,600	(46)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.931% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2016	10,000	0
Receive semi-annually a fixed rate equal to 5% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2009	23,000	71
Receive semi-annually a fixed rate equal to 5.2115% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2008	10,000	40
TOTAL INTEREST RATE SWAPS		43,000	111
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	$ 20,000	$ 0
		$ 74,600	$ 65
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,142,000 or 5.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$54,288,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,971
BNP Paribas Securities Corp.	558
Banc of America Securities LLC	17,158
Bank of America, NA	3,285
Barclays Capital, Inc.	15,298
Citigroup Global Markets, Inc.	3,942
Countrywide Securities Corp.	4,522
Societe Generale, New York Branch	1,314
UBS Securities LLC	5,255
WestLB AG	985
$ 54,288
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 6,995

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 422,645	$ 135,003	$ -	$ 557,648	4.8%
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,612,022,000. Net unrealized appreciation aggregated $3,694,000, of which $16,400,000 related to appreciated investment securities and $12,706,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2006

1.813055.102

SFI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 3,300,000	$ 3,324,991
5.75% 9/8/11	2,700,000	2,715,328
5.82% 3/13/09 (d)	2,650,000	2,652,168
		8,692,487
Household Durables - 0.4%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,627,602
Media - 1.8%
AOL Time Warner, Inc. 6.75% 4/15/11	3,000,000	3,165,840
Continental Cablevision, Inc. 9% 9/1/08	5,265,000	5,601,207
Cox Communications, Inc.:
3.875% 10/1/08	3,655,000	3,557,883
6.4% 8/1/08	795,000	805,525
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,510,767
Liberty Media Corp. 7.75% 7/15/09	2,350,000	2,450,512
Time Warner Entertainment Co. LP 7.25% 9/1/08	3,145,000	3,247,823
Univision Communications, Inc.:
3.5% 10/15/07	535,000	522,645
3.875% 10/15/08	2,600,000	2,483,523
Viacom, Inc. 5.75% 4/30/11	860,000	867,219
		24,212,944
TOTAL CONSUMER DISCRETIONARY		37,533,033
CONSUMER STAPLES - 0.4%
Food Products - 0.2%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	1,515,000	1,545,709
Kraft Foods, Inc. 4% 10/1/08	1,630,000	1,596,518
		3,142,227
Tobacco - 0.2%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,013,806
TOTAL CONSUMER STAPLES		5,156,033
ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,321,173
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 3.25% 5/1/08	3,900,000	3,784,517
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	$ 1,865,000	$ 1,839,242
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (a)	1,938,368	1,894,929
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,005,826
7.5% 10/1/09	2,700,000	2,852,993
Enterprise Products Operating LP:
4% 10/15/07	2,775,000	2,739,380
4.625% 10/15/09	3,070,000	3,017,853
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	1,400,000	1,398,463
6.3% 2/1/09	435,000	442,839
Pemex Project Funding Master Trust:
6.125% 8/15/08	4,535,000	4,584,885
9.125% 10/13/10	2,250,000	2,531,250
Petroleum Export Ltd.:
4.623% 6/15/10 (a)	1,262,500	1,247,880
4.633% 6/15/10 (a)	758,333	749,552
		29,089,609
TOTAL ENERGY		30,410,782
FINANCIALS - 8.1%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	2,750,000	2,692,693
4.25% 9/4/12 (d)	1,285,000	1,278,016
Janus Capital Group, Inc. 5.875% 9/15/11	535,000	544,001
Lehman Brothers Holdings E-Capital Trust I 6.155% 8/19/65 (d)	1,375,000	1,400,770
Lehman Brothers Holdings, Inc. 4.25% 1/27/10	195,000	190,966
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,372,155
		7,478,601
Commercial Banks - 0.8%
Bank One Corp. 6% 8/1/08	975,000	990,445
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	968,905
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,617,437
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank: - continued
4.75% 7/20/09	$ 1,500,000	$ 1,486,407
Wells Fargo & Co. 3.98% 10/29/10	4,520,000	4,361,036
		10,424,230
Consumer Finance - 1.1%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,108,472
Household Finance Corp.:
4.125% 12/15/08	705,000	693,104
4.75% 5/15/09	1,563,000	1,554,047
6.4% 6/17/08	2,780,000	2,832,589
Household International, Inc. 5.836% 2/15/08	2,025,000	2,040,469
HSBC Finance Corp. 4.125% 3/11/08	3,435,000	3,392,832
MBNA Capital I 8.278% 12/1/26	1,200,000	1,251,068
Nelnet, Inc. 7.4% 9/29/36 (d)	2,400,000	2,452,997
		15,325,578
Diversified Financial Services - 0.9%
Bank of America Corp. 7.4% 1/15/11	275,000	299,523
CC Funding Trust I 6.9% 2/16/07	2,040,000	2,045,167
Iberbond 2004 PLC 4.826% 12/24/17 (g)	2,870,856	2,790,318
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (d)	370,000	371,221
ILFC E-Capital Trust I 5.9% 12/21/65 (a)(d)	1,755,000	1,785,746
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,095,137
Keycorp Institutional Capital B 8.25% 12/15/26	1,930,000	2,011,728
Prime Property Funding II 6.25% 5/15/07 (a)	1,000,000	1,001,542
		11,400,382
Insurance - 0.6%
The Chubb Corp. 4.934% 11/16/07	4,000,000	3,989,404
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	1,905,000	1,897,012
5.75% 3/15/07	1,070,000	1,071,406
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	518,471
		7,476,293
Real Estate Investment Trusts - 2.8%
Arden Realty LP 8.5% 11/15/10	2,050,000	2,298,237
AvalonBay Communities, Inc. 5% 8/1/07	915,000	912,201
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,095,000	3,028,943
5.625% 12/15/10	1,845,000	1,868,238
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc. 7.2% 6/15/07	$ 2,025,000	$ 2,041,581
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,356,184
5.875% 6/1/07	580,000	581,275
Colonial Properties Trust:
4.75% 2/1/10	1,330,000	1,301,398
7% 7/14/07	1,260,000	1,271,217
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,800,169
5% 5/3/10	1,310,000	1,299,178
7% 3/19/07	2,095,000	2,104,400
Duke Realty LP:
5.25% 1/15/10	615,000	615,751
5.625% 8/15/11	915,000	928,507
iStar Financial, Inc. 5.73% 9/15/09 (a)(d)	3,120,000	3,121,173
JDN Realty Corp. 6.95% 8/1/07	855,000	859,789
Mack-Cali Realty LP 7.25% 3/15/09	520,000	540,131
ProLogis Trust 7.1% 4/15/08	1,715,000	1,749,935
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,111,493
4.875% 8/15/10	3,260,000	3,240,460
5.6% 9/1/11	1,775,000	1,806,854
Tanger Properties LP 9.125% 2/15/08	2,295,000	2,388,223
		37,225,337
Real Estate Management & Development - 0.7%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	1,465,000	1,477,789
EOP Operating LP:
4.65% 10/1/10	3,520,000	3,488,697
6.763% 6/15/07	1,625,000	1,637,384
7.75% 11/15/07	1,650,000	1,688,442
Realogy Corp. 6.15% 10/15/11 (a)	980,000	1,003,850
		9,296,162
Thrifts & Mortgage Finance - 0.6%
Countrywide Home Loans, Inc. 5.625% 5/15/07	745,000	745,741
Residential Capital Corp.:
6.4738% 4/17/09 (d)	1,270,000	1,283,454
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp.: - continued
6.7419% 6/29/07 (d)	$ 3,960,000	$ 3,981,451
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,675,195
		8,685,841
TOTAL FINANCIALS		107,312,424
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc.:
3.75% 2/10/09	325,000	315,877
4.125% 8/15/09	675,000	658,637
		974,514
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	2,600,000	2,548,840
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	3,933,887
Airlines - 1.1%
America West Airlines pass thru certificates 7.33% 7/2/08	2,096,702	2,107,185
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	417,875	419,964
6.978% 10/1/12	82,482	84,338
7.024% 4/15/11	2,000,000	2,080,000
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	4,070,143
7.056% 3/15/11	355,000	367,080
United Airlines pass thru trust certificates:
6.071% 9/1/14	1,122,046	1,127,657
6.201% 3/1/10	909,690	914,238
6.602% 9/1/13	2,186,631	2,207,142
7.186% 10/1/12	1,675,865	1,707,287
		15,085,034
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 3.75% 4/1/09	1,265,000	1,218,085
TOTAL INDUSTRIALS		22,785,846
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	$ 6,000,000	$ 5,966,700
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	855,000	883,557
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,436,667
TOTAL MATERIALS		2,320,224
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,794,144
AT&T Corp. 6% 3/15/09	3,720,000	3,791,841
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,734,574
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	4,020,064
Sprint Capital Corp. 6% 1/15/07	3,240,000	3,240,139
Telecom Italia Capital SA:
4% 11/15/08	3,690,000	3,602,307
4% 1/15/10	3,450,000	3,307,781
Telefonica Emisiones SAU 5.984% 6/20/11	5,000,000	5,134,075
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,207,869
4.75% 1/27/10	3,355,000	3,296,791
TELUS Corp. yankee 7.5% 6/1/07	4,220,000	4,262,099
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,149,236
7.25% 12/1/10	4,205,000	4,524,281
		44,065,201
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,829,293
Vodafone Group PLC 5.5% 6/15/11	4,000,000	4,047,628
		7,876,921
TOTAL TELECOMMUNICATION SERVICES		51,942,122
UTILITIES - 3.3%
Electric Utilities - 1.6%
American Electric Power Co., Inc. 4.709% 8/16/07	3,685,000	3,668,115
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Corp. 7.75% 12/15/09 (a)	$ 2,500,000	$ 2,657,500
Exelon Corp. 4.45% 6/15/10	3,750,000	3,654,349
Pepco Holdings, Inc.:
4% 5/15/10	1,125,000	1,079,440
5.5% 8/15/07	3,995,000	3,997,852
Progress Energy, Inc. 7.1% 3/1/11	4,645,000	5,003,613
TXU Energy Co. LLC 6.125% 3/15/08	935,000	943,501
		21,004,370
Gas Utilities - 0.0%
NiSource Finance Corp. 7.875% 11/15/10	780,000	848,607
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.:
6.125% 9/1/09	3,035,000	3,106,526
6.35% 4/1/07	3,025,000	3,033,216
TXU Corp. 4.8% 11/15/09	1,500,000	1,470,000
		7,609,742
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
4.125% 2/15/08	2,610,000	2,576,234
6.3% 9/30/66 (d)	885,000	899,903
DTE Energy Co. 5.63% 8/16/07	2,965,000	2,969,972
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	705,000	701,278
PSEG Funding Trust I 5.381% 11/16/07	3,575,000	3,573,248
Sempra Energy:
4.621% 5/17/07	2,495,000	2,487,143
4.75% 5/15/09	1,055,000	1,044,749
		14,252,527
TOTAL UTILITIES		43,715,246
TOTAL NONCONVERTIBLE BONDS (Cost $308,267,067)		308,116,924
U.S. Government and Government Agency Obligations - 14.0%

U.S. Government Agency Obligations - 4.7%
Fannie Mae:
3.25% 8/15/08	6,089,000	5,933,731
3.25% 2/15/09	13,000,000	12,580,815
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
2.7% 3/16/07	$ 14,000,000	$ 13,897,464
3.875% 6/15/08	29,673,000	29,274,269
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		61,686,279
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 (c)	11,755,300	12,104,783
U.S. Treasury Obligations - 8.4%
U.S. Treasury Bonds 12% 8/15/13	10,526,000	11,781,720
U.S. Treasury Notes:
3.375% 2/15/08	24,700,000	24,298,625
4.875% 10/31/08 (b)	74,225,000	74,553,502
TOTAL U.S. TREASURY OBLIGATIONS		110,633,847
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $184,984,046)		184,424,909
U.S. Government Agency - Mortgage Securities - 11.6%

Fannie Mae - 8.5%
3.73% 10/1/33 (d)	166,696	164,342
3.732% 1/1/35 (d)	243,530	240,643
3.75% 1/1/34 (d)	155,111	152,730
3.763% 12/1/34 (d)	179,333	177,533
3.768% 10/1/33 (d)	160,932	158,779
3.786% 6/1/34 (d)	768,283	753,307
3.793% 12/1/34 (d)	36,703	36,320
3.81% 6/1/33 (d)	132,275	131,182
3.817% 10/1/33 (d)	1,878,973	1,855,971
3.829% 1/1/35 (d)	454,417	449,527
3.835% 4/1/33 (d)	473,571	470,190
3.849% 1/1/35 (d)	134,678	133,626
3.851% 10/1/33 (d)	4,018,802	3,976,066
3.867% 1/1/35 (d)	271,691	269,519
3.881% 6/1/33 (d)	648,220	642,430
3.888% 10/1/34 (d)	181,930	181,550
3.917% 12/1/34 (d)	146,771	145,864
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.94% 6/1/34 (d)	$ 1,134,663	$ 1,116,435
3.952% 5/1/33 (d)	58,101	57,635
3.953% 1/1/35 (d)	176,302	174,902
3.979% 5/1/34 (d)	43,908	44,738
3.995% 2/1/35 (d)	136,607	136,777
4.022% 2/1/35 (d)	135,887	135,725
4.026% 1/1/35 (d)	67,465	68,172
4.034% 10/1/18 (d)	126,173	124,949
4.036% 1/1/35 (d)	111,136	110,286
4.079% 2/1/35 (d)	88,885	89,032
4.081% 4/1/33 (d)	57,255	57,343
4.081% 2/1/35 (d)	249,719	250,107
4.093% 2/1/35 (d)	92,342	93,535
4.103% 1/1/35 (d)	274,257	273,473
4.106% 1/1/35 (d)	275,505	274,625
4.111% 2/1/35 (d)	337,497	335,834
4.131% 2/1/35 (d)	236,881	240,822
4.132% 1/1/35 (d)	471,619	471,287
4.141% 7/1/34 (d)	758,023	747,774
4.157% 10/1/34 (d)	349,303	348,252
4.162% 11/1/34 (d)	60,066	60,102
4.169% 1/1/35 (d)	357,768	351,770
4.177% 1/1/35 (d)	499,999	498,537
4.215% 1/1/35 (d)	134,530	133,866
4.25% 1/1/34 (d)	237,846	235,819
4.25% 2/1/34 (d)	191,256	189,589
4.25% 2/1/35 (d)	169,778	167,136
4.27% 8/1/33 (d)	312,691	311,455
4.278% 3/1/35 (d)	150,352	149,517
4.286% 10/1/33 (d)	69,171	68,739
4.289% 10/1/34 (d)	51,564	51,883
4.3% 1/1/34 (d)	1,133,232	1,124,259
4.303% 5/1/35 (d)	203,600	202,945
4.305% 1/1/34 (d)	203,225	201,701
4.31% 3/1/33 (d)	88,071	86,616
4.31% 3/1/33 (d)	190,378	189,688
4.318% 6/1/33 (d)	95,075	94,737
4.326% 3/1/35 (d)	355,006	353,575
4.35% 1/1/35 (d)	178,162	175,791
4.362% 2/1/34 (d)	364,690	362,275
4.362% 4/1/35 (d)	90,739	90,388
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.394% 10/1/34 (d)	$ 866,156	$ 857,619
4.4% 10/1/34 (d)	1,648,920	1,643,255
4.401% 5/1/35 (d)	464,160	463,602
4.402% 2/1/35 (d)	256,740	253,296
4.429% 3/1/35 (d)	234,030	230,985
4.453% 8/1/34 (d)	483,363	480,513
4.463% 5/1/35 (d)	1,264,543	1,261,252
4.472% 5/1/35 (d)	133,714	133,284
4.479% 1/1/35 (d)	206,598	207,050
4.513% 1/1/35 (d)	194,123	193,813
4.515% 10/1/35 (d)	88,904	88,602
4.518% 8/1/35 (d)	378,794	377,719
4.522% 2/1/35 (d)	981,230	976,768
4.523% 2/1/35 (d)	147,310	146,987
4.533% 7/1/35 (d)	573,114	571,750
4.543% 1/1/35 (d)	311,548	311,205
4.557% 6/1/35 (d)	532,917	532,093
4.563% 2/1/35 (d)	92,490	91,961
4.57% 7/1/35 (d)	433,840	432,791
4.58% 2/1/35 (d)	698,705	692,318
4.598% 2/1/35 (d)	688,598	685,411
4.624% 3/1/35 (d)	71,414	71,352
4.64% 1/1/33 (d)	101,578	101,695
4.654% 3/1/35 (d)	1,223,196	1,222,491
4.695% 9/1/34 (d)	54,318	54,860
4.706% 6/1/35 (d)	1,321,018	1,321,233
4.712% 2/1/33 (d)	31,081	31,427
4.713% 10/1/32 (d)	27,675	27,700
4.725% 10/1/34 (d)	583,292	580,906
4.728% 7/1/34 (d)	483,543	482,216
4.746% 5/1/33 (d)	9,034	9,155
4.763% 10/1/32 (d)	44,190	44,630
4.763% 12/1/34 (d)	153,865	153,223
4.775% 1/1/35 (d)	24,373	24,700
4.803% 12/1/32 (d)	209,613	210,707
4.808% 8/1/34 (d)	151,751	152,517
4.812% 11/1/34 (d)	469,001	467,550
4.821% 10/1/35 (d)	649,242	650,307
4.828% 2/1/33 (d)	236,103	236,973
4.841% 10/1/35 (d)	428,196	426,995
4.852% 1/1/35 (d)	2,987,856	2,980,072
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.868% 7/1/34 (d)	$ 676,751	$ 676,123
4.895% 10/1/35 (d)	336,385	337,148
4.933% 2/1/35 (d)	1,600,746	1,597,797
4.955% 8/1/34 (d)	1,523,398	1,524,845
4.976% 2/1/35 (d)	55,355	55,276
4.988% 11/1/32 (d)	112,406	113,350
4.989% 12/1/32 (d)	16,700	16,681
4.991% 11/1/35 (d)	9,470,678	9,445,164
5% 3/1/18 to 6/1/18	2,989,636	2,969,866
5.004% 4/1/35 (d)	455,768	456,813
5.005% 9/1/34 (d)	2,175,564	2,178,257
5.057% 7/1/34 (d)	75,961	76,146
5.058% 11/1/34 (d)	34,138	34,077
5.077% 5/1/35 (d)	959,611	963,064
5.095% 9/1/34 (d)	168,886	169,355
5.1% 1/1/34 (d)	139,723	140,701
5.105% 5/1/35 (d)	459,044	460,868
5.115% 1/1/36 (d)	1,371,675	1,377,081
5.174% 5/1/35 (d)	618,469	619,310
5.179% 8/1/33 (d)	222,549	223,828
5.181% 3/1/35 (d)	95,306	95,649
5.183% 6/1/35 (d)	674,794	678,164
5.267% 11/1/36 (d)	575,000	578,949
5.288% 7/1/35 (d)	83,239	83,685
5.339% 12/1/34 (d)	243,872	245,171
5.409% 2/1/36 (d)	235,694	237,637
5.5% 7/1/13 to 5/1/25	15,769,457	15,859,858
5.505% 5/1/36 (d)	946,482	955,541
5.541% 11/1/36 (d)	1,204,826	1,216,299
5.838% 3/1/36 (d)	1,837,985	1,864,629
5.839% 1/1/36 (d)	1,284,573	1,300,767
5.981% 4/1/36 (d)	1,052,012	1,069,432
6.082% 4/1/36 (d)	297,652	302,750
6.212% 4/1/36 (d)	688,182	701,660
6.5% 2/1/08 to 3/1/35	9,969,506	10,219,129
6.639% 9/1/36 (d)	2,512,286	2,577,664
6.754% 9/1/36 (d)	9,653,588	9,930,124
7% 3/1/08 to 6/1/32	1,018,682	1,046,592
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7.5% 5/1/12 to 10/1/14	$ 70,297	$ 73,698
11.5% 11/1/15	49,089	52,841
TOTAL FANNIE MAE		112,600,642
Freddie Mac - 2.9%
4.053% 12/1/34 (d)	158,122	157,511
4.107% 1/1/35 (d)	683,045	676,447
4.113% 12/1/34 (d)	238,877	236,987
4.275% 3/1/35 (d)	207,569	205,075
4.294% 5/1/35 (d)	368,353	365,255
4.298% 12/1/34 (d)	258,671	254,296
4.31% 2/1/35 (d)	456,012	452,532
4.33% 10/1/34 (d)	358,698	357,312
4.379% 2/1/35 (d)	248,914	244,995
4.407% 8/1/35 (d)	4,031,292	4,003,472
4.433% 2/1/34 (d)	194,633	192,945
4.434% 6/1/35 (d)	338,981	336,899
4.44% 3/1/35 (d)	240,790	236,877
4.457% 3/1/35 (d)	274,223	269,923
4.548% 2/1/35 (d)	401,789	396,024
4.783% 10/1/32 (d)	27,354	27,450
4.809% 3/1/33 (d)	81,034	80,889
4.922% 11/1/35 (d)	952,406	951,973
4.928% 9/1/35 (d)	914,264	907,934
4.99% 4/1/35 (d)	1,107,869	1,108,763
5.244% 1/1/36 (d)	991,116	994,931
5.296% 6/1/35 (d)	723,976	725,627
5.5% 12/1/21 (b)	7,571,204	7,606,649
5.5% 7/1/23 to 4/1/24	4,043,085	4,044,296
5.6% 12/1/35 (d)	1,569,736	1,583,651
5.614% 4/1/32 (d)	32,782	33,091
5.628% 8/1/33 (d)	111,859	112,801
5.892% 6/1/35 (d)	428,051	433,277
6.77% 9/1/36 (d)	1,840,186	1,891,192
6.787% 9/1/36 (d)	8,643,078	8,891,566
8.5% 5/1/26 to 7/1/28	179,899	195,624
12% 11/1/19	13,659	15,318
TOTAL FREDDIE MAC		37,991,582
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.2%
3.75% 1/20/34 (d)	$ 995,596	$ 989,064
4.25% 7/20/34 (d)	638,859	633,205
7% 1/15/25 to 6/15/32	899,164	934,239
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		2,556,508
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $153,072,050)		153,148,732
Asset-Backed Securities - 20.7%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	826,385	803,507
Series 2003-3 Class A1, 4.46% 1/25/34	791,972	766,274
Series 2004-2 Class A2, 5.62% 7/25/34 (d)	810,797	813,524
Series 2004-4 Class A2D, 5.67% 1/25/35 (d)	342,286	343,456
ACE Securities Corp. Series 2003-HE1:
Class M1, 5.97% 11/25/33 (d)	405,273	406,959
Class M2, 7.02% 11/25/33 (d)	270,000	272,863
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	2,000,000	1,969,116
American Express Credit Account Master Trust Series 2004-C Class C, 5.82% 2/15/12 (a)(d)	1,627,367	1,630,596
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	106,259	105,954
Class C, 4.22% 7/6/09	155,000	153,735
Class D, 5.07% 7/6/10	1,105,000	1,100,703
Series 2004-CA Class A4, 3.61% 5/6/11	630,000	620,040
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,494,403
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,879,166
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	4,161,807
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,122,702
Series 2006-RM Class A1, 5.37% 10/6/09	3,000,000	3,004,311
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 6.02% 11/25/34 (d)	1,370,000	1,377,293
Series 2004-R11 Class M1, 5.98% 11/25/34 (d)	2,040,000	2,052,332
Series 2004-R9 Class M2, 5.97% 10/25/34 (d)	1,515,000	1,524,632
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.65% 6/25/32 (d)	156,298	156,782
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	4,100,000	4,043,598
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.5136% 9/25/33 (d)	$ 3,100,000	$ 3,133,012
Series 2003-W7:
Class A2, 5.71% 3/1/34 (d)	76,476	76,746
Class M1, 6.01% 3/1/34 (d)	2,500,000	2,515,628
Series 2003-W9 Class M1, 6.01% 3/25/34 (d)	1,544,402	1,552,649
Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	830,000	831,205
Arran Funding Ltd. Series 2005-A Class C, 5.65% 12/15/10 (d)	3,530,000	3,529,294
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (d)	485,000	492,042
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.68% 12/15/33 (d)	61,776	61,782
Series 2004-HE3 Class M2, 6.44% 6/25/34 (d)	700,000	705,919
Series 2004-HE6 Class A2, 5.68% 6/25/34 (d)	1,166,970	1,169,910
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (d)	1,830,000	1,839,926
Class M2, 5.82% 3/25/35 (d)	460,000	463,195
Series 2005-HE3 Class A4, 5.52% 4/25/35 (d)	2,038,801	2,039,490
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (d)	1,072,452	1,073,864
Bayview Financial Asset Trust Series 2003-F Class A, 5.82% 9/28/43 (d)	874,439	874,696
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (d)	649,510	650,380
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (d)	794,000	806,317
Class M3, 6.37% 9/25/34 (d)	540,000	548,455
Class M4, 6.52% 9/25/34 (d)	460,000	470,342
Series 2004-HE8 Class M1, 5.97% 9/25/34 (d)	1,800,000	1,803,723
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,026,219
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (d)	1,240,000	1,246,042
Series 2006-1 Class B, 5.26% 10/15/10	500,000	501,492
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	215,000	216,608
Class C, 5.77% 5/20/10 (a)	205,000	206,585
Class D, 6.15% 4/20/11 (a)	345,000	347,637
Capital One Auto Finance Trust:
Series 2005-BSS:
Class B, 4.32% 5/15/10	1,430,000	1,416,425
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Auto Finance Trust: - continued
Series D, 4.8% 9/15/12	$ 1,220,000	$ 1,213,886
Series 2006-B Class A3A, 5.45% 2/15/11	2,500,000	2,519,748
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (d)	1,700,000	1,706,198
Series 2001-6 Class C, 6.7% 6/15/11 (a)	3,200,000	3,277,750
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,829,840
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(d)	645,000	646,055
Class B, 6.07% 7/20/39 (a)(d)	340,000	342,633
Class C, 6.42% 7/20/39 (a)(d)	435,000	437,985
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	7,015,455
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,084,581
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.33% 8/25/36 (a)(d)	185,000	158,927
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	2,700,000	2,699,750
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.37% 1/25/33 (d)	785,176	785,439
Chase Credit Card Master Trust Series 2003-6 Class B, 5.67% 2/15/11 (d)	2,150,000	2,163,323
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.52% 5/15/09 (d)	875,000	874,948
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (d)	3,305,000	3,321,729
Series 2006-C3 Class C3, 5.55% 6/15/11 (d)	2,905,000	2,904,985
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	2,870,000	2,872,992
Class B, 5.23% 2/20/13	819,420	819,892
Class D, 5.48% 2/20/13	912,465	913,519
Series 2006-VT2 Class A3, 5.07% 2/20/10	3,340,000	3,346,499
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 6.36% 2/9/09 (d)	3,000,000	3,004,417
Series 2003-C1 Class C1, 6.4681% 4/7/10 (d)	2,600,000	2,632,665
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 5.73% 12/25/33 (a)(d)	1,043,891	1,045,195
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	830,000	814,661
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (f)	5,690,000	926,181
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 7.3265% 9/25/32 (d)	$ 557,398	$ 559,260
Series 2004-2:
Class 3A4, 5.57% 7/25/34 (d)	286,912	287,098
Class M1, 5.82% 5/25/34 (d)	1,075,000	1,078,701
Series 2004-3 Class 3A4, 5.57% 8/25/34 (d)	578,408	579,353
Series 2004-4:
Class A, 5.69% 8/25/34 (d)	127,408	127,566
Class M2, 5.85% 6/25/34 (d)	920,000	924,348
CPS Auto Receivables Trust Series 2006-B Class A3, 5.73% 6/15/16 (a)	1,244,997	1,250,444
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-FRE1 Class B1, 7.12% 4/25/34 (d)	1,295,000	1,295,199
Series 2005-FIX1 Class A2, 4.31% 5/25/35	1,901,406	1,875,303
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (a)	974,000	966,744
Discover Card Master Trust I Series 2003-4 Class B1, 5.65% 5/16/11 (d)	1,775,000	1,783,971
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (a)	1,084,643	1,108,840
Class E, 6.971% 3/8/10 (a)	865,000	901,274
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (a)	621,580	618,731
Series 2005-3 Class A3, 4.99% 10/15/10 (a)	2,665,000	2,657,073
Series 2006-2 Class A3, 5.33% 4/15/14 (a)	2,355,000	2,372,811
DriveTime Auto Owner Trust Series 2006-B Class A3, 5.23% 8/15/12 (a)	1,625,000	1,625,000
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 6.127% 5/28/35 (d)	349,474	349,474
Class AB3, 6.2855% 5/28/35 (d)	62,502	62,737
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.49% 7/25/36 (d)	1,240,000	1,240,247
Class M1, 5.63% 7/25/36 (d)	2,480,000	2,481,660
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	1,220,000	1,216,256
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	4,100,000	4,036,163
Class B, 3.88% 1/15/10	590,000	580,550
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,068,833
Series 2006-C Class B, 5.3% 6/15/12	750,000	747,323
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust Series 2006-1 Class A3, 5.21% 1/20/11	$ 1,600,000	$ 1,601,190
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.77% 2/25/34 (d)	93,578	93,652
Class M2, 5.82% 2/25/34 (d)	150,000	150,148
Series 2004-C Class M1, 5.97% 8/25/34 (d)	1,120,000	1,127,924
Series 2004-D:
Class M4, 6.27% 11/25/34 (d)	295,000	297,428
Class M5, 6.32% 11/25/34 (d)	245,000	246,954
Series 2005-A Class 2A2, 5.56% 2/25/35 (d)	1,299,683	1,300,415
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	1,386,000	1,381,723
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (a)(f)	74,358,997	966,667
Series 2005-2 Class IO, 0.5242% 9/15/17 (a)(f)	134,240,000	1,096,580
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.66% 4/20/32 (d)	530,170	530,092
GSAMP Trust:
Series 2002-NC1 Class A2, 5.64% 7/25/32 (d)	4,389	4,448
Series 2003-HE2 Class M1, 5.97% 8/25/33 (d)	650,000	652,105
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (d)	1,761,528	1,761,528
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.4% 5/25/30 (a)(d)	3,421,212	3,421,212
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(d)	4,400,000	4,405,580
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.67% 6/25/32 (d)	5,664	5,667
Series 2003-3 Class A4, 5.78% 2/25/33 (d)	493	493
Series 2003-5 Class A2, 5.67% 12/25/33 (d)	39,981	40,032
Series 2003-7 Class A2, 5.7% 3/25/34 (d)	4,243	4,251
Series 2003-8 Class M1, 6.04% 4/25/34 (d)	845,000	848,875
Series 2004-1 Class M2, 6.52% 6/25/34 (d)	655,000	660,667
Series 2004-2 Class A2, 5.61% 7/25/34 (d)	10,492	10,491
Series 2004-3:
Class M1, 5.89% 8/25/34 (d)	425,000	426,338
Class M2, 6.52% 8/25/34 (d)	465,000	469,823
Series 2004-6 Class A2, 5.67% 12/25/34 (d)	468,652	469,135
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	1,170,000	1,151,677
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class B, 5.87% 1/18/11 (d)	1,000,000	1,001,109
HSBC Automotive Trust:
Series 2006-1 Class A3, 5.43% 6/17/11	2,100,000	2,114,766
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Automotive Trust: - continued
Series 2006-2 Class A4, 5.67% 6/17/13	$ 3,500,000	$ 3,571,328
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	331,982	332,698
Class M2, 5.81% 1/20/35 (d)	248,986	249,843
Series 2005-3 Class A1, 5.58% 1/20/35 (d)	2,047,828	2,049,625
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	1,115,000	1,098,350
Class C, 4.22% 2/15/12	185,000	182,568
Series 2006-B Class C, 5.25% 5/15/13	620,000	622,964
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	3,260,000	3,279,123
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (a)	490,000	490,923
Class C, 5.61% 12/15/14 (a)	1,735,000	1,737,910
Lancer Funding Ltd. Series 2006-1A Class A3, 7.07% 4/6/46 (a)(d)	991,309	1,000,547
Long Beach Auto Receivables Trust Series 2006-B Class A3, 5.17% 8/15/11	1,080,000	1,084,040
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (a)	993,286	994,062
Series 2006-1A:
Class B, 5.827% 4/20/28 (a)	252,488	256,648
Class C, 6.125% 4/20/28 (a)	252,488	257,025
Master Asset Backed Securities Trust Series 2004-FRE1 Class M1, 5.87% 7/25/34 (d)	642,828	643,829
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,024,412
Series 2002-B2 Class B2, 5.7% 10/15/09 (d)	3,600,000	3,604,842
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.7038% 9/15/10 (d)	1,500,000	1,505,553
Series 2000-L Class B, 5.82% 4/15/10 (d)	650,000	652,134
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.82% 7/25/34 (d)	402,448	402,906
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.97% 7/25/34 (d)	1,145,000	1,150,615
Series 2004-CB6 Class A1, 5.65% 7/25/35 (d)	46,411	46,428
Series 2004-FM1 Class M2, 6.47% 1/25/35 (d)	300,000	301,587
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.66% 8/25/34 (d)	549,931	551,246
Series 2004-NC6 Class A2, 5.66% 7/25/34 (d)	81,153	81,192
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 6.925% 10/25/31 (d)	$ 21,509	$ 21,526
Series 2002-AM3 Class A3, 5.81% 2/25/33 (d)	79,980	80,097
Series 2002-HE2 Class M1, 6.37% 8/25/32 (d)	1,129,741	1,130,152
Series 2002-NC1 Class M1, 6.52% 2/25/32 (a)(d)	616,912	633,905
Series 2003-NC1 Class M1, 6.37% 11/25/32 (d)	500,739	501,162
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(d)(f)	1,725,000	437,946
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	1,885,000	760,861
Series 2005-2 Class AIO, 7.73% 3/25/12 (f)	1,265,000	294,581
Series 2005-3W Class AIO1, 4.8% 7/25/12 (f)	4,090,000	649,942
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	900,000	173,988
Series 2006-3 Class AIO, 7.1% 1/25/12 (f)	4,020,000	1,205,518
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,149,067
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	3,120,000	3,109,427
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	1,210,000	1,190,091
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,685,374
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	571,218	567,560
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.44% 8/25/36 (d)	1,447,062	1,447,206
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (d)	1,905,000	1,928,757
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (d)	640,000	647,303
Class M2, 6% 9/25/34 (d)	380,000	383,292
Class M3, 6.57% 9/25/34 (d)	730,000	737,966
Class M4, 6.77% 9/25/34 (d)	1,000,000	1,010,479
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (d)	209,343	209,448
Series 2004-WHQ2 Class A3E, 5.74% 2/25/35 (d)	600,652	602,178
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	680,000	681,761
Class C, 5.77% 5/25/10 (a)	630,000	632,167
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	344,302	337,243
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (d)	2,600,000	2,644,123
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (d)	829,650	829,784
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	$ 461,345	$ 445,486
Saxon Asset Securities Trust Series 2004-2 Class MV1, 5.9% 8/25/35 (d)	980,000	981,582
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (a)	1,370,000	1,401,561
Class E, 6.706% 11/15/35 (a)	365,000	367,518
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 5.57% 2/25/34 (d)	168,226	168,222
Class M1, 5.84% 2/25/34 (d)	610,000	611,729
Sierra Timeshare Receivables Fund LLC Series 2006-1A:
Class A1, 5.84% 5/20/18 (a)	1,604,560	1,624,771
Class A2, 5.47% 5/20/18 (a)(d)	4,526,875	4,526,853
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.59% 6/15/21 (d)	1,800,000	1,810,427
Series 2004-A:
Class B, 5.97% 6/15/33 (d)	400,000	406,504
Class C, 6.34% 6/15/33 (d)	1,020,000	1,031,898
Series 2004-B Class C, 6.26% 9/15/33 (d)	1,900,000	1,912,369
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	2,500,000	2,473,100
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.62% 11/25/35 (d)	2,269,340	2,271,234
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	2,520,000	2,520,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (d)	1,405,000	1,418,466
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.75% 9/25/34 (d)	83,246	83,686
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,586,905
Wachovia Auto Loan Owner Trust Series 2006-1 Class D, 5.42% 4/21/14 (a)	3,615,000	3,638,692
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (a)	3,960,000	3,978,863
Class D, 5.54% 12/20/12 (a)	2,245,000	2,270,746
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	5,000,000	4,938,187
Class D, 4.07% 2/17/12	531,054	525,864
Series 2004-4 Class D, 3.58% 5/17/12	456,324	450,004
Series 2005-1 Class D, 4.09% 8/15/12	404,875	400,317
Series 2005-3 Class C, 4.54% 5/17/13	850,000	842,759
Asset-Backed Securities - continued
	Principal Amount	Value
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(d)	$ 3,095,411	$ 3,095,411
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	1,631,336	1,625,789
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	783,987	777,361
TOTAL ASSET-BACKED SECURITIES (Cost $272,346,267)		272,840,124
Collateralized Mortgage Obligations - 11.3%

Private Sponsor - 5.9%
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0954% 8/25/35 (d)	2,640,359	2,652,512
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (d)	612,862	614,035
Series 2005-2 Class 1A1, 5.57% 3/25/35 (d)	1,364,882	1,364,720
Series 2005-5 Class 1A1, 5.54% 7/25/35 (d)	998,848	998,608
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	547,521	544,286
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (d)	315,979	316,484
Series 2004-2 Class 7A3, 5.72% 2/25/35 (d)	675,284	676,409
Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	262,376	262,735
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.69% 5/25/34 (d)	121,663	121,799
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (d)	175,916	176,077
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (d)	264,849	265,106
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.875% 12/20/54 (d)	1,800,000	1,802,700
Series 2005-4:
Class C1, 5.805% 12/20/54 (d)	1,350,000	1,350,264
Class M2, 5.655% 12/20/54 (d)	1,300,000	1,300,457
Series 2006-1A Class C2, 5.975% 12/20/54 (a)(d)	1,100,000	1,099,978
Series 2006-2 Class C1, 5.8438% 12/20/54 (d)	2,575,000	2,576,965
Holmes Financing No. 8 PLC floater Series 2:
Class B, 5.5438% 7/15/40 (d)	565,000	565,057
Class C, 6.0938% 7/15/40 (d)	1,295,000	1,296,166
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (d)	995,022	1,000,296
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.71% 10/25/34 (d)	$ 300,421	$ 300,886
Series 2004-9:
Class M2, 5.97% 1/25/35 (d)	364,109	364,907
Class M3, 6.02% 1/25/35 (d)	269,912	270,754
Class M4, 6.37% 1/25/35 (d)	137,673	137,903
Series 2005-1:
Class M1, 5.78% 4/25/35 (d)	412,227	413,239
Class M2, 5.82% 4/25/35 (d)	711,091	712,583
Class M3, 5.85% 4/25/35 (d)	175,196	175,968
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9549% 11/25/35 (d)	400,000	402,682
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(d)	819,745	822,435
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.41% 5/25/46 (d)	2,910,302	2,908,287
Master Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (d)	637,464	638,890
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	232,655	232,728
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2349% 8/25/17 (d)	1,012,692	1,034,854
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (d)	875,152	879,755
Series 2003-F Class A2, 5.76% 10/25/28 (d)	1,035,284	1,037,178
Series 2004-B Class A2, 5.6388% 6/25/29 (d)	1,431,040	1,432,050
Series 2004-C Class A2, 5.8719% 7/25/29 (d)	948,416	949,934
Series 2004-D Class A2, 5.82% 9/25/29 (d)	906,101	907,092
Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	5,282,880	29,196
Series 2003-G Class XA1, 1% 1/25/29 (f)	4,540,902	32,048
Series 2003-H Class XA1, 1% 1/25/29 (a)(f)	3,849,204	30,794
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (d)	820,991	821,466
Class A2, 5.77% 12/25/34 (d)	1,109,859	1,121,716
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (d)	1,990,679	1,994,055
Permanent Financing No. 4 PLC floater Series 2:
Class C, 6.11% 6/10/42 (d)	1,495,000	1,500,346
Class M, 5.72% 6/10/42 (d)	345,000	344,910
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 6.04% 6/10/42 (d)	915,000	918,020
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 5 PLC floater: - continued
Series 3 Class C, 6.19% 6/10/42 (d)	$ 1,935,000	$ 1,955,559
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	662,972	673,128
Series 2005-AR5 Class 1A1, 4.8316% 9/19/35 (d)	739,017	741,441
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	8,520,257	25,841
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.78% 9/20/33 (d)	301,536	301,589
Series 2003-6 Class A2, 5.7369% 11/20/33 (d)	623,551	623,656
Series 2003-7 Class A2, 5.735% 1/20/34 (d)	775,144	775,261
Series 2004-2 Class A, 5.72% 3/20/34 (d)	367,142	367,469
Series 2004-3 Class A, 5.67% 5/20/34 (d)	770,665	770,920
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	694,962	695,479
Series 2004-5 Class A3, 5.67% 6/20/34 (d)	728,187	728,493
Series 2004-6 Class A3A, 5.8275% 6/20/35 (d)	503,430	504,369
Series 2004-7 Class A3A, 5.775% 8/20/34 (d)	611,904	612,687
Series 2004-8 Class A2, 5.82% 9/20/34 (d)	831,037	832,348
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	663,221	665,059
Series 2003-7 Class X1, 0.8% 1/20/34 (d)(f)	33,071,630	93,014
Series 2003-8 Class X1, 0.7572% 1/20/34 (d)(f)	22,697,532	76,037
Series 2004-1 Class X1, 0.8% 2/20/34 (f)	4,804,205	15,388
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.52% 6/25/35 (d)	683,663	683,622
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(d)	252,397	252,581
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1894% 10/20/35 (d)	320,000	321,871
WaMu Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 5.52% 8/25/45 (d)	238,940	238,977
Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (d)	414,029	414,146
WaMu Mortgage Securities Corp. sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	183,452	189,613
Series 2004-RA2 Class 2A, 7% 7/25/33	270,719	274,949
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,518,044	1,482,939
Series 2004-M Class A3, 4.6742% 8/25/34 (d)	1,682,520	1,672,752
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	4,639,304	4,592,253
Series 2005-AR4 Class 2A2, 4.5297% 4/25/35 (d)	7,797,778	7,700,875
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (d)	$ 7,241,664	$ 7,109,758
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)	3,295,000	3,289,069
TOTAL PRIVATE SPONSOR		78,080,473
U.S. Government Agency - 5.4%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,072,583	1,095,455
Series 1994-30 Class JA, 5% 7/25/23	449,651	445,451
Series 2006-64 Class PA, 5.5% 2/25/30	8,678,567	8,731,406
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	7,940,795	8,062,313
Series 2006-54 Class PE, 6% 2/25/33	2,403,814	2,453,959
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,402,385	1,428,575
Series 2003-76 Class BA, 4.5% 3/25/18	3,751,844	3,677,621
sequential payer:
Series 2003-23 Class AB, 4% 3/25/17	2,182,257	2,121,750
Series 2004-3 Class BA, 4% 7/25/17	157,680	152,922
Series 2004-86 Class KC, 4.5% 5/25/19	618,852	606,583
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	286,315	1,835
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	626,800	644,186
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2489 Class PD, 6% 2/15/31	338,200	339,248
Series 2535 Class PC, 6% 9/15/32	1,975,000	2,018,586
Series 2625 Class QX, 2.25% 3/15/22	217,365	212,930
Series 2640 Class QG, 2% 4/15/22	273,527	266,994
Series 2660 Class ML, 3.5% 7/15/22	12,165,000	11,956,578
Series 2690 Class PD, 5% 2/15/27	2,980,000	2,969,742
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,157,218
Series 2901 Class UM, 4.5% 1/15/30	5,179,619	5,091,666
sequential payer:
Series 2523 Class JB, 5% 6/15/15	944,451	939,143
Series 2609 Class UJ, 6% 2/15/17	1,513,690	1,545,991
Series 2635 Class DG, 4.5% 1/15/18	4,205,939	4,128,267
Series 2780 Class A, 4% 12/15/14	3,917,192	3,812,334
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2786 Class GA, 4% 8/15/17	$ 1,784,538	$ 1,731,259
Series 2970 Class YA, 5% 9/15/18	1,574,439	1,567,756
sequential payer Series R001 Class AE, 4.375% 4/15/15	2,238,910	2,192,687
Series 1803 Class A, 6% 12/15/08	335,552	336,534
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	344,095	346,130
TOTAL U.S. GOVERNMENT AGENCY		71,035,119
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $148,925,357)		149,115,592
Commercial Mortgage Securities - 9.0%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0039% 2/3/11 (a)(d)(f)	15,072,193	541,759
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	31,225	31,400
Series 1997-D5 Class PS1, 1.4808% 2/14/43 (d)(f)	9,486,947	325,934
Banc of America Commercial Mortgage Trust:
Series 2006-5 Class A1, 5.185% 7/10/11	710,650	716,488
Series 2006-6 Class XP, 0.4402% 10/10/45 (d)(f)	34,790,000	821,865
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A2, 4.64% 11/10/42	2,930,000	2,908,397
Series 2002-2 Class XP, 1.7693% 7/11/43 (a)(d)(f)	6,552,208	310,845
Series 2004-6 Class XP, 0.6073% 12/10/42 (d)(f)	13,838,519	255,950
Series 2005-4 Class XP, 0.1978% 7/10/45 (d)(f)	17,286,633	166,832
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class D, 5.87% 11/15/15 (a)(d)	266,700	266,736
Class F, 6.22% 11/15/15 (a)(d)	260,000	260,072
Class H, 6.72% 11/15/15 (a)(d)	235,000	235,277
Class J, 7.27% 11/15/15 (a)(d)	245,000	245,414
Class K, 7.92% 11/15/15 (a)(d)	220,000	220,007
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(d)	$ 650,000	$ 650,741
Class J, 6.09% 2/9/21 (a)(d)	470,000	470,535
Class K, 6.32% 2/9/21 (a)(d)	1,305,000	1,306,479
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	1,381,181	1,381,387
Class B, 6.28% 7/14/11 (a)(d)	688,752	688,322
Class C, 6.43% 7/14/11 (a)(d)	1,379,342	1,379,546
Class D, 7.06% 7/14/11 (a)(d)	801,662	802,817
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.9% 12/25/33 (a)(d)	1,979,116	1,983,445
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	937,681	939,585
Class B, 7.22% 4/25/34 (a)(d)	117,210	118,913
Class M1, 5.88% 4/25/34 (a)(d)	58,605	58,770
Class M2, 6.52% 4/25/34 (a)(d)	58,605	59,145
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(d)	1,070,613	1,074,628
Class M1, 5.9% 8/25/34 (a)(d)	345,246	346,865
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	1,194,131	1,197,489
Class A2, 5.74% 1/25/35 (a)(d)	186,583	187,166
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(d)	1,496,920	1,502,065
Class B1, 6.72% 1/25/36 (a)(d)	93,557	94,902
Class M1, 5.77% 1/25/36 (a)(d)	467,787	469,834
Class M2, 5.79% 1/25/36 (a)(d)	187,115	187,875
Class M3, 5.82% 1/25/36 (a)(d)	187,115	187,817
Class M4, 5.93% 1/25/36 (a)(d)	93,557	94,055
Class M5, 5.97% 1/25/36 (a)(d)	93,557	94,055
Class M6, 6.02% 1/25/36 (a)(d)	93,557	93,967
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(f)	10,221,159	538,208
Series 2006-2A Class IO, 0.8495% 7/25/36 (a)(f)	17,520,110	1,427,889
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 6.02% 6/15/17 (a)(d)	2,265,000	2,265,626
sequential payer Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	625,000	622,079
Series 2002-TOP8 Class X2, 2.1027% 8/15/38 (a)(d)(f)	6,968,028	462,984
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (a)(d)(f)	$ 18,830,339	$ 364,582
Series 2004-PWR6 Class X2, 0.6762% 11/11/41 (a)(d)(f)	8,167,168	217,578
Series 2005-PWR9 Class X2, 0.39% 9/11/42 (a)(d)(f)	49,152,296	928,079
Series 2006-PW13 Class A1, 5.294% 9/11/41	2,852,420	2,884,146
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8363% 5/15/35 (a)(d)(f)	43,074,191	2,266,939
Chase Commercial Mortgage Securities Corp. sequential payer Series 1999-2 Class A1, 7.032% 1/15/32	13,521	13,498
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (a)	985,000	967,912
Series 2004-C2 Class XP, 0.9599% 10/15/41 (a)(d)(f)	9,483,053	332,266
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.646% 10/15/48 (a)(f)	64,865,000	1,603,917
COMM:
floater:
Series 2002-FL6 Class G, 7.22% 6/14/14 (a)(d)	800,000	799,829
Series 2002-FL7:
Class D, 5.89% 11/15/14 (a)(d)	118,857	119,274
Class H, 7.57% 11/15/14 (a)(d)	1,232,000	1,235,728
Series 2004-LBN2 Class X2, 0.9781% 3/10/39 (a)(d)(f)	3,105,566	86,728
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.0886% 9/15/30 (d)	3,420,000	3,474,499
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	675,000	695,888
Commercial Mortgage pass thru certificates:
floater Series 2004-HTL1:
Class B, 5.77% 7/15/16 (a)(d)	18,416	18,417
Class D, 5.87% 7/15/16 (a)(d)	42,855	42,858
Class E, 6.07% 7/15/16 (a)(d)	30,103	30,106
Class F, 6.12% 7/15/16 (a)(d)	72,411	72,419
Class H, 6.62% 7/15/16 (a)(d)	206,928	207,142
Class J, 6.77% 7/15/16 (a)(d)	80,225	80,418
Class K, 7.67% 7/15/16 (a)(d)	90,132	90,286
Series 2005-LP5 Class XP, 0.3855% 5/10/43 (d)(f)	18,026,478	244,875
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	$ 3,035,000	$ 2,957,397
sequential payer Series 1999-C1 Class A2, 7.29% 9/15/41	2,903,215	3,028,719
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	18,047,552	504,402
Series 2003-C3 Class ASP, 1.7653% 5/15/38 (a)(d)(f)	22,519,015	972,851
Series 2004-C1 Class ASP, 0.878% 1/15/37 (a)(d)(f)	15,583,964	417,766
Series 2005-C1 Class ASP, 0.3928% 2/15/38 (a)(d)(f)	19,352,736	284,249
Series 2005-C2 Class ASP, 0.5827% 4/15/37 (a)(d)(f)	15,490,446	373,747
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	975,000	999,883
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1:
Class A1A, 7.45% 6/10/33	8,602	8,591
Class A1B, 7.62% 6/10/33	1,770,000	1,904,572
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	1,541,845	1,550,268
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4546% 5/15/33 (a)(d)(f)	10,971,329	356,189
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.25% 9/13/28 (a)(d)	1,490,000	1,541,491
GE Commercial Mortgage Corp. sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	4,015,000	3,964,150
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36 (a)	735,000	745,469
Class C, 5.707% 2/15/36 (a)	910,000	923,614
GMAC Commercial Mortgage Securities, Inc.:
sequential payer:
Series 2003-C2 Class A1, 4.576% 5/10/40	4,997,044	4,948,377
Series 2006-C1 Class XP, 4.975% 11/10/45	1,546,085	1,545,492
sequential payer Series 1997-C2 Class A3, 6.566% 4/15/29	180,172	181,338
Series 2004-C3 Class X2, 0.7165% 12/10/41 (d)(f)	12,934,175	282,488
Series 2006-C1 Class XP, 0.1653% 11/10/45 (d)(f)	23,614,968	207,816
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	1,150,000	1,155,464
Series 2003-C2 Class XP, 1.0312% 1/5/36 (a)(d)(f)	22,517,784	612,583
Series 2005-GG3 Class XP, 0.7925% 8/10/42 (a)(d)(f)	57,066,522	1,552,198
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	$ 1,705,000	$ 1,674,571
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3:
Class B, 5.72% 9/25/46 (a)(d)	700,000	700,000
Class C, 5.87% 9/25/46 (a)(d)	1,750,000	1,750,000
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	515,908	536,173
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	1,275,000	1,363,424
Host Marriott Pool Trust:
sequential payer Series 1999-HMTA:
Class B, 7.3% 8/3/15 (a)	505,000	531,791
Class D, 7.97% 8/3/15 (a)	425,000	453,336
sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	352,646	361,008
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	1,609,928	1,614,495
Series 2002-C3 Class X2, 1.2396% 7/12/35 (a)(d)(f)	6,184,400	160,923
Series 2003-CB7 Class X2, 0.7762% 1/12/38 (a)(d)(f)	4,338,099	97,572
Series 2003-LN1 Class X2, 0.6603% 10/15/37 (a)(d)(f)	24,240,862	498,724
Series 2004-C1 Class X2, 0.9928% 1/15/38 (a)(d)(f)	3,989,019	121,099
Series 2004-CB8 Class X2, 1.1189% 1/12/39 (a)(d)(f)	4,864,265	169,455
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	2,668,904	2,709,704
Series 1999-C1 Class A2, 6.78% 6/15/31	2,650,000	2,734,661
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,424,168
Series 2002-C4 Class XCP, 1.3973% 10/15/35 (a)(d)(f)	11,093,503	394,148
Series 2002-C7 Class XCP, 1.1069% 1/15/36 (a)(d)(f)	12,741,084	221,806
Series 2003-C1 Class XCP, 1.3427% 12/15/36 (a)(d)(f)	6,459,319	191,446
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(f)	10,840,783	342,950
Series 2004-C6 Class XCP, 0.6878% 8/15/36 (a)(d)(f)	15,007,405	327,862
Series 2005-C7 Class XCP, 0.2172% 11/15/40 (d)(f)	79,374,060	794,606
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class XCP, 0.3519% 2/15/41 (d)(f)	$ 63,405,000	$ 1,103,564
LB-UBS Westfield Trust Series 2001-WM Class X, 0.5408% 7/14/16 (a)(d)(f)	12,195,619	281,927
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.37% 12/16/14 (a)(d)	1,420,000	1,419,755
Class K1, 7.87% 12/16/14 (a)(d)	730,000	729,284
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5113% 7/12/34 (a)(d)(f)	4,750,221	168,810
Series 2005-GGP1 Class H, 4.374% 11/15/10 (a)	1,240,000	1,230,249
Series 2005-MCP1 Class XP, 0.5839% 6/12/43 (d)(f)	15,379,104	406,528
Series 2005-MKB2 Class XP, 0.2809% 9/12/42 (d)(f)	7,455,572	87,604
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	755,636	771,216
Morgan Stanley Capital I, Inc.:
sequential payer:
Series 1999-LIFE Class A1, 6.97% 4/15/33	285,142	289,508
Series 2003-IQ5:
Class A2, 4.09% 4/15/38	696,773	687,685
Class X2, 0.9519% 4/15/38 (a)(d)(f)	8,161,932	242,658
Series 2003-IQ6 Class X2, 0.5974% 12/15/41 (a)(d)(f)	15,750,625	346,928
Series 2005-HQ5 Class X2, 0.3504% 1/14/42 (d)(f)	17,001,554	205,477
Series 2005-IQ9 Class X2, 1.0551% 7/15/56 (a)(d)(f)	14,464,213	579,779
Series 2005-TOP17 Class X2, 0.6098% 12/13/41 (d)(f)	11,021,706	296,419
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3942% 3/12/35 (a)(d)(f)	11,724,908	529,731
Series 2003-TOP9 Class X2, 1.5085% 11/13/36 (a)(d)(f)	7,763,515	338,796
Mortgage Capital Funding, Inc. sequential payer Series 1998-MC2 Class A2, 6.423% 6/18/30	1,001,424	1,011,765
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,108,109
Newcastle CDO VIII floater Series 2006-8A Class 4, 5.9324% 11/1/52 (a)(d)	1,000,000	999,989
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(d)	1,019,587	1,021,499
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	572,633	581,214
Commercial Mortgage Securities - continued
	Principal Amount	Value
TrizecHahn Office Properties Trust Series 2001-TZHA: - continued
Class E3, 7.253% 3/15/13 (a)	$ 842,203	$ 859,056
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(d)	361,912	362,019
Class B, 5.62% 10/15/17 (a)(d)	290,000	290,087
Class D, 5.75% 10/15/17 (a)(d)	585,000	585,192
sequential payer Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	2,357,122	2,309,412
Series 2004-C14 Class PP, 5.14% 8/15/41 (a)(d)	1,568,561	1,513,485
Series 2005-C18 Class XP, 0.3521% 4/15/42 (d)(f)	22,307,496	344,979
Series 2006-C23 Class X, 0.0868% 1/15/45 (a)(d)(f)	285,934,778	1,951,676
Series 2006-C24 Class XP, 0.1049% 3/15/45 (a)(d)(f)	55,970,609	380,908
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $119,619,191)		117,999,893
Commercial Paper - 0.2%

Rockies Express Pipeline LLC 5.58% 12/20/06 (a) (Cost $2,990,700)	3,000,000	2,991,371
Fixed-Income Funds - 12.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (e)	130,057	13,017,382
Fidelity Corporate Bond 1-5 Year Central Fund (e)	256,376	25,819,619
Fidelity Ultra-Short Central Fund (e)	1,203,864	119,784,468
TOTAL FIXED-INCOME FUNDS (Cost $158,171,520)		158,621,469
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Commercial Banks - 0.1%
National Westminster Bank PLC 7.75% (d)	$ 1,430,000	1,466,771
TOTAL PREFERRED SECURITIES (Cost $1,518,322)		1,466,771
Cash Equivalents - 2.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (Cost $32,074,000)	$ 32,078,742	$ 32,074,000
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,381,968,520)		1,380,799,785
NET OTHER ASSETS - (4.8)%		(63,851,118)
NET ASSETS - 100%		$ 1,316,948,667
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
168 Eurodollar 90 Day Index Contracts	Dec. 2006	$ 165,750,900	$ (330,983)
168 Eurodollar 90 Day Index Contracts	March 2007	165,820,200	(199,847)
168 Eurodollar 90 Day Index Contracts	June 2007	165,910,500	(129,222)
168 Eurodollar 90 Day Index Contracts	Sept. 2007	165,990,300	83,078
168 Eurodollar 90 Day Index Contracts	Dec. 2007	166,044,900	193,928
168 Eurodollar 90 Day Index Contracts	March 2008	166,076,400	240,903
29 Eurodollar 90 Day Index Contracts	June 2008	28,669,400	65,259
TOTAL EURODOLLAR CONTRACTS			(76,884)
Sold
Eurodollar Contracts
46 Eurodollar 90 Day Index Contracts	Sept. 2008	$ 45,475,600	$ (13,684)
35 Eurodollar 90 Day Index Contracts	Dec. 2008	34,599,688	(16,778)
24 Eurodollar 90 Day Index Contracts	March 2009	23,724,000	(13,421)
15 Eurodollar 90 Day Index Contracts	June 2009	14,826,375	(27,435)
15 Eurodollar 90 Day Index Contracts	Sept. 2009	14,825,438	(27,448)
15 Eurodollar 90 Day Index Contracts	Dec. 2009	14,823,938	(27,448)
15 Eurodollar 90 Day Index Contracts	March 2010	14,823,188	(27,248)
14 Eurodollar 90 Day Index Contracts	June 2010	13,833,925	(25,081)
14 Eurodollar 90 Day Index Contracts	Sept. 2010	13,832,875	(25,081)
14 Eurodollar 90 Day Index Contracts	Dec. 2010	13,831,475	(25,081)
5 Eurodollar 90 Day Index Contracts	March 2011	4,939,500	(8,770)
TOTAL EURODOLLAR CONTRACTS			(237,475)
			$ (314,359)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the
notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 362,000	$ 4,103
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	400,000	4,481
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34	Dec. 2034	405,000	3,852
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	362,000	3,318
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	362,000	3,495
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	362,000	1,361
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	1,328
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 362,000	$ 2,690
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	(1,406)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	362,000	(1,052)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	800,000	(13,940)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	45,620	273
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	172,706	(466)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	119,608	(155)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35

	March 2035	$ 900,000	$ 4,373
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	3,839
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	2,900,000	4,806
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	1,000,000	1,688
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,400,000	2,511
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	3,000,000	3,296
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	3,200,000	20,204
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	2,045,000	6,112
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 1,495,000	$ 4,468
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	5,903
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	15,183
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	32,644
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	2,700,000	7,859
TOTAL CREDIT DEFAULT SWAPS		$ 31,083,934	$ 120,768
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 5 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	10,000,000	(12,433)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	May 2007	$ 8,280,000	$ (10,088)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	6,500,000	(7,865)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	3,900,000	(4,362)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	12,800,000	(2,728)
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	6,500,000	2,037
TOTAL TOTAL RETURN SWAPS		47,980,000	(35,439)
		$ 79,063,934	$ 85,329
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $162,544,293 or 12.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,274,188.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,790,318 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,784,817
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$32,074,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,164,375
BNP Paribas Securities Corp.	329,906
Banc of America Securities LLC	10,137,109
Bank of America, NA	1,940,625
Barclays Capital, Inc.	9,038,079
Citigroup Global Markets, Inc.	2,328,750
Countrywide Securities Corp.	2,671,720
Societe Generale, New York Branch	776,250
UBS Securities LLC	3,104,999
WestLB AG	582,187
$ 32,074,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 120,679
Fidelity Corporate Bond 1-5 Year Central Fund	91,599
Fidelity Ultra-Short Central Fund	1,376,899
Total	$ 1,589,177
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 13,005,677*	$ -	$ 13,017,382	0.6%
Fidelity Corporate Bond 1-5 Year Central Fund	-	25,637,592*	-	25,819,619	2.0%
Fidelity Ultra-Short Central Fund	64,284,463	55,500,006	-	119,784,468	1.0%
Total	$ 64,284,463	$ 94,143,275	$ -	$ 158,621,469

* Includes the value of shares received through in-kind contributions.

Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,381,058,375. Net unrealized depreciation aggregated $258,590, of which $7,143,453 related to appreciated investment securities and $7,402,043 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007